Statement of Investments
July 31, 2024 (Unaudited)
abrdn China A Share Equity Fund

	Shares	Value
COMMON STOCKS—93.0%
CHINA—93.0%
Consumer Discretionary—14.8%
BYD Co. Ltd., A Shares (Stock Connect)(a)	9,300	$ 318,082
BYD Co. Ltd., H Shares (Stock Connect)	3,500	103,617
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	25,095	238,535
Fuyao Glass Industry Group Co. Ltd., A Shares (Stock Connect)(a)	110,038	685,576
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	85,042	750,312
Zhejiang Shuanghuan Driveline Co. Ltd., A Shares (Stock Connect)(a)	77,600	243,785
		2,339,907
Consumer Staples—17.0%
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Stock Connect)(a)	25,071	121,985
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (Stock Connect)(a)	107,000	371,842
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	6,963	1,369,432
Proya Cosmetics Co. Ltd., A Shares (Stock Connect)(a)	50,593	642,189
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(a)	58,320	169,085
		2,674,533
Energy —0.0%
G3 Exploration Ltd.(b)(c)(d)(e)	53,000	–
Financials—14.8%
Bank of Ningbo Co. Ltd., A Shares (Stock Connect)(a)	150,816	449,087
China Merchants Bank Co. Ltd., A Shares (Stock Connect)(a)	159,232	721,050
CITIC Securities Co. Ltd., A Shares (Stock Connect)(a)	59,200	162,221
CITIC Securities Co. Ltd., H Shares (Stock Connect)	55,500	83,467
Jiangsu Changshu Rural Commercial Bank Co. Ltd., A Shares (Stock Connect)(a)	395,200	396,562
Ping An Insurance Group Co. of China Ltd., A Shares (Stock Connect)(a)	89,637	528,344
		2,340,731
Health Care—8.5%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(a)	222,927	341,599
Hangzhou Tigermed Consulting Co. Ltd., A Shares (Stock Connect)(a)	30,467	226,016
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares (Stock Connect)(a)	43,255	252,650
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	14,610	520,445
		1,340,710
Industrials—24.2%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(a)	241,888	386,137
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	40,902	1,054,225
Guangzhou Baiyun International Airport Co. Ltd., A Shares (Stock Connect)(a)(e)	147,700	196,896
Jiangsu Hengli Hydraulic Co. Ltd., A Shares (Stock Connect)(a)	43,100	273,244
Shares		Value

NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	121,162	$ 402,714
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)	19,210	91,929
Shanghai M&G Stationery, Inc., A Shares (Stock Connect)(a)	67,980	281,973
Shenzhen Inovance Technology Co. Ltd., A Shares (Stock Connect)(a)	41,789	269,636
Sieyuan Electric Co. Ltd., A Shares (Stock Connect)(a)	9,700	89,161
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(a)	48,909	467,015
Zhejiang Weixing New Building Materials Co. Ltd., A Shares (Stock Connect)(a)	159,500	309,508
		3,822,438
Information Technology—9.0%
Glodon Co. Ltd., A Shares (Stock Connect)(a)	54,304	81,821
Hundsun Technologies, Inc., A Shares (Stock Connect)(a)	67,995	172,483
Luxshare Precision Industry Co. Ltd., A Shares (Stock Connect)(a)	56,770	301,632
Maxscend Microelectronics Co. Ltd., A Shares (Stock Connect)(a)	20,580	220,418
SG Micro Corp., A Shares (Stock Connect)(a)	37,913	414,481
StarPower Semiconductor Ltd., A Shares (Stock Connect)(a)	17,600	222,084
		1,412,919
Materials—2.6%
Wanhua Chemical Group Co. Ltd., A Shares (Stock Connect)(a)	38,417	412,506
Utilities—2.1%
ENN Natural Gas Co. Ltd., A Shares (Stock Connect)(a)(e)	123,900	336,269
Total China		14,680,013
Total Common Stocks		14,680,013
EXCHANGE-TRADED FUNDS—2.3%
KraneShares Bosera MSCI China A 50 Connect Index ETF	16,604	361,469
Total Exchange-Traded Funds		361,469
SHORT-TERM INVESTMENT—4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(f)	745,522	745,522
Total Short-Term Investment		745,522
Total Investments (Cost $21,138,217)—100.0%		15,787,004
Liabilities in Excess of Other Assets—(0.0%)		(6,507)
Net Assets—100.0%		$15,780,497

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn China A Share Equity Fund

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of July 31, 2024.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	Non-income producing security.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
Amounts listed as “–” are $0 or round to $0.
ETF	Exchange-Traded Fund

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—97.4%
AUSTRALIA—0.8%
Materials—0.8%
Rio Tinto PLC, ADR	11,800	$ 768,888
BRAZIL—1.7%
Industrials—1.0%
CCR SA	473,700	1,036,819
Materials—0.7%
Vale SA, ADR	58,400	633,640
Total Brazil		1,670,459
CANADA—1.3%
Energy—1.3%
Enbridge, Inc.	36,100	1,350,862
CHINA—1.4%
Communication Services—0.7%
Tencent Holdings Ltd.	15,400	710,655
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	169,500	736,074
Total China		1,446,729
DENMARK—2.2%
Financials—1.2%
Tryg AS	56,200	1,230,449
Health Care—1.0%
Novo Nordisk AS, Class B	7,700	1,020,195
Total Denmark		2,250,644
FRANCE—6.3%
Consumer Discretionary—0.8%
LVMH Moet Hennessy Louis Vuitton SE	1,210	853,488
Consumer Staples—2.1%
Danone SA	20,700	1,344,776
Pernod Ricard SA	5,700	762,701
		2,107,477
Energy—1.3%
TotalEnergies SE, ADR	19,400	1,314,932
Industrials—0.8%
Teleperformance SE	6,349	817,341
Utilities—1.3%
Engie SA	84,500	1,328,354
Total France		6,421,592
GERMANY—4.2%
Communication Services—1.0%
Deutsche Telekom AG	38,500	1,007,063
Consumer Discretionary—1.0%
Mercedes-Benz Group AG	14,700	971,735
Financials—1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,300	1,132,807
Utilities—1.1%
RWE AG	30,500	1,138,287
Total Germany		4,249,892
Shares		Value

HONG KONG—0.4%
Financials—0.4%
Hong Kong Exchanges & Clearing Ltd.	14,700	$ 433,606
IRELAND—0.9%
Information Technology—0.9%
Accenture PLC, Class A	2,600	859,612
ISRAEL—0.7%
Energy—0.7%
Energean PLC	57,500	738,452
JAPAN—1.9%
Financials—1.2%
Mitsubishi UFJ Financial Group, Inc.	101,400	1,171,205
Real Estate—0.7%
GLP J-Reit	800	700,867
Total Japan		1,872,072
NETHERLANDS—4.0%
Financials—1.3%
ING Groep NV, Series N	73,000	1,325,019
Information Technology—2.7%
ASML Holding NV	1,600	1,489,874
BE Semiconductor Industries NV	9,800	1,262,481
		2,752,355
Total Netherlands		4,077,374
SINGAPORE—1.4%
Financials—1.4%
Oversea-Chinese Banking Corp. Ltd.	124,200	1,382,426
SOUTH KOREA—0.6%
Materials—0.6%
LG Chem Ltd.	2,600	584,699
SPAIN—1.0%
Consumer Discretionary—1.0%
Amadeus IT Group SA	14,600	961,568
TAIWAN—1.6%
Information Technology—1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,000	1,658,000
UNITED KINGDOM—3.8%
Consumer Discretionary—0.6%
Taylor Wimpey PLC	275,400	564,618
Financials—1.1%
London Stock Exchange Group PLC	9,400	1,144,222
Health Care—1.4%
AstraZeneca PLC, ADR	18,200	1,440,530
Industrials—0.7%
Melrose Industries PLC	94,500	715,583
Total United Kingdom		3,864,953
UNITED STATES—63.2%
Communication Services—2.2%
Alphabet, Inc., Class C	12,600	2,181,690
Consumer Discretionary—7.1%
Aptiv PLC(a)	9,300	645,327
Genuine Parts Co.	7,900	1,162,169
Las Vegas Sands Corp.	15,100	599,017

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Lowe's Cos., Inc.	5,700	$ 1,399,407
NIKE, Inc., Class B	10,600	793,516
TJX Cos., Inc.	13,200	1,491,864
Wyndham Hotels & Resorts, Inc.	13,900	1,052,508
		7,143,808
Consumer Staples—6.1%
Coca-Cola Co.	25,000	1,668,500
Keurig Dr. Pepper, Inc.	30,800	1,055,824
Mondelez International, Inc., Class A	15,300	1,045,755
Nestle SA	10,000	1,012,926
Target Corp.	9,600	1,443,936
		6,226,941
Energy—1.2%
Williams Cos., Inc.	28,600	1,228,084
Financials—8.9%
Bank of America Corp.	29,000	1,168,990
Blackstone, Inc.	9,100	1,293,565
CME Group, Inc.	4,900	949,179
Fidelity National Information Services, Inc.	15,200	1,167,816
Goldman Sachs Group, Inc.	3,300	1,679,799
JPMorgan Chase & Co.	7,500	1,596,000
MetLife, Inc.	14,400	1,106,640
		8,961,989
Health Care—9.4%
AbbVie, Inc.	8,400	1,556,688
CVS Health Corp.	14,000	844,620
Eli Lilly & Co.	600	482,562
Johnson & Johnson	4,200	662,970
Medtronic PLC	11,600	931,712
Merck & Co., Inc.	10,600	1,199,178
Roche Holding AG	4,000	1,295,038
Sanofi SA	13,400	1,381,439
UnitedHealth Group, Inc.	2,000	1,152,320
		9,506,527
Industrials—5.9%
FedEx Corp.	4,900	1,481,025
Ferrovial SE	26,600	1,057,769
Norfolk Southern Corp.	5,700	1,422,492
Schneider Electric SE	4,200	1,012,348
Waste Management, Inc.	4,700	952,502
		5,926,136
Information Technology—14.6%
Amdocs Ltd.	13,200	1,154,604
Analog Devices, Inc.	6,500	1,503,970
Apple, Inc.	17,600	3,908,608
Shares		Value

Broadcom, Inc.	15,000	$ 2,410,200
Cisco Systems, Inc.	27,400	1,327,530
Microsoft Corp.	8,700	3,639,645
Oracle Corp.	6,100	850,645
		14,795,202
Materials—2.2%
Linde PLC	2,700	1,228,314
Newmont Corp.	21,400	1,050,098
		2,278,412
Real Estate—2.1%
American Tower Corp., REIT	4,900	1,079,960
Gaming & Leisure Properties, Inc., REIT	20,600	1,034,120
		2,114,080
Utilities—3.5%
CMS Energy Corp.	16,800	1,088,640
FirstEnergy Corp.	22,600	947,166
NextEra Energy Partners LP	16,500	421,575
NextEra Energy, Inc.	13,900	1,061,821
		3,519,202
Total United States		63,882,071
Total Common Stocks		98,473,899
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	27,700	1,318,709
Total Preferred Stocks		1,318,709
SHORT-TERM INVESTMENT—0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(b)	948,824	948,824
Total Short-Term Investment		948,824
Total Investments (Cost $74,523,811)—99.6%		100,741,432
Other Assets in Excess of Liabilities—0.4%		408,708
Net Assets—100.0%		$101,150,140

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At July 31, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/11/2024	HSBC Bank PLC	USD	8,698,176	EUR	8,000,000	$8,686,418	$11,758

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS—85.5%
BRAZIL—5.2%
Consumer Staples—3.3%
Raia Drogasil SA	2,396	$ 11,692
Energy—1.9%
PRIO SA	792	6,728
Total Brazil		18,420
CHINA—16.3%
Health Care—5.7%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(a)	4,800	7,352
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	358	12,748
		20,100
Industrials—8.3%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	345	8,889
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	3,280	10,898
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(a)	980	9,354
		29,141
Information Technology—0.5%
Glodon Co. Ltd., A Shares (Stock Connect)(a)	1,300	1,958
Real Estate—1.8%
China Resources Land Ltd.	2,130	6,367
Total China		57,566
HONG KONG—1.2%
Consumer Staples—1.2%
Budweiser Brewing Co. APAC Ltd.(b)	3,500	4,250
INDIA—20.8%
Consumer Discretionary—4.8%
Mahindra & Mahindra Ltd., GDR(b)(c)	483	16,905
Consumer Staples—4.8%
ITC Ltd., GDR(b)	2,853	16,884
Industrials—5.2%
Larsen & Toubro Ltd., GDR(b)	401	18,285
Materials—6.0%
UltraTech Cement Ltd., GDR(b)(c)(d)	150	21,296
Total India		73,370
INDONESIA—2.3%
Communication Services—2.3%
Telkom Indonesia Persero Tbk. PT	44,900	7,974
MEXICO—5.1%
Financials—2.3%
Grupo Financiero Banorte SAB de CV, Class O	1,066	8,005
Materials—2.8%
Grupo Mexico SAB de CV	1,756	9,876
Total Mexico		17,881
SAUDI ARABIA—4.8%
Energy—1.4%
Saudi Arabian Oil Co.(b)	646	4,753
Financials—3.4%
Al Rajhi Bank	531	12,107
Total Saudi Arabia		16,860
Shares		Value

SOUTH KOREA—13.5%
Industrials—8.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(d)	82	$ 12,439
Samsung C&T Corp.	71	8,087
Samsung E&A Co. Ltd.(d)	494	10,319
		30,845
Information Technology—4.7%
SK Hynix, Inc.	116	16,637
Total South Korea		47,482
TAIWAN—11.8%
Information Technology—11.8%
Accton Technology Corp.	833	13,057
Chroma ATE, Inc.	700	6,518
MediaTek, Inc.	382	14,548
Yageo Corp.	300	7,316
		41,439
UNITED ARAB EMIRATES—4.5%
Consumer Discretionary—1.3%
Americana Restaurants International PLC	5,622	4,733
Financials—0.9%
Abu Dhabi Islamic Bank PJSC	899	3,001
Real Estate—2.3%
Aldar Properties PJSC	4,007	8,062
Total United Arab Emirates		15,796
Total Common Stocks		301,038
PREFERRED STOCKS—20.8%
BRAZIL—2.4%
Financials—2.4%
Itausa SA	4,739	8,521
SOUTH KOREA—18.4%
Information Technology—18.4%
Samsung Electronics Co. Ltd.	1,363	64,888
Total Preferred Stocks		73,409
SHORT-TERM INVESTMENT—1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(e)	4,439	4,439
Total Short-Term Investment		4,439
Total Investments (Cost $378,055)—107.6%		378,886
Liabilities in Excess of Other Assets—(7.6%)		(26,598)
Net Assets—100.0%		$352,288

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 10.8% of net assets as of July 31, 2024.
(d)	Non-income producing security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn EM SMA Completion Fund

GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Emerging Markets Dividend Fund

Shares		Value
COMMON STOCKS—87.3%
BRAZIL—4.1%
Communication Services—1.5%
Telefonica Brasil SA	144,009	$ 1,235,094
Consumer Staples—0.4%
SLC Agricola SA	95,498	303,235
Financials—1.0%
B3 SA - Brasil Bolsa Balcao	172,481	330,865
Itau Unibanco Holding SA	95,277	490,522
		821,387
Health Care—0.4%
Odontoprev SA	176,377	352,994
Industrials—0.4%
WEG SA	34,235	306,630
Utilities—0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	18,013	281,016
Total Brazil		3,300,356
CHILE—0.4%
Industrials—0.4%
Sociedad Quimica y Minera de Chile SA, ADR	8,975	341,589
CHINA—21.3%
Communication Services—7.5%
Autohome, Inc., ADR	14,443	360,209
NetEase, Inc.	85,900	1,584,303
Tencent Holdings Ltd.	88,600	4,088,576
		6,033,088
Consumer Discretionary—8.9%
Alibaba Group Holding Ltd.	190,500	1,874,562
ANTA Sports Products Ltd.	107,000	957,740
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	34,900	331,608
Fu Shou Yuan International Group Ltd.	783,000	491,193
JD.com, Inc., A Shares (Stock Connect)(a)	21,650	285,468
Li Auto, Inc., A Shares (Stock Connect)(a)(b)	35,700	349,225
Li Ning Co. Ltd.	391,000	728,282
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	99,200	874,892
PDD Holdings, Inc., ADR(b)	4,103	528,836
Yadea Group Holdings Ltd.(c)	192,000	258,757
Zhongsheng Group Holdings Ltd.	358,000	558,571
		7,239,134
Consumer Staples—1.6%
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)(a)	72,600	1,275,526
Health Care—1.5%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(a)	235,300	360,421
Hangzhou Tigermed Consulting Co. Ltd., H Shares (Stock Connect)(c)	72,500	278,476
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	16,800	598,231
		1,237,128
Shares		Value

Industrials—1.5%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	16,300	$ 419,963
SITC International Holdings Co. Ltd.	356,000	794,513
		1,214,476
Real Estate—0.3%
Country Garden Services Holdings Co. Ltd.	395,000	237,675
Total China		17,237,027
COLOMBIA—0.5%
Energy—0.5%
Geopark Ltd.	40,178	393,343
GEORGIA—1.7%
Financials—1.7%
Bank of Georgia Group PLC	23,179	1,362,675
HONG KONG—1.3%
Consumer Staples—1.3%
Budweiser Brewing Co. APAC Ltd.(c)	847,400	1,028,953
INDIA—10.5%
Consumer Discretionary—0.8%
Mahindra & Mahindra Ltd., GDR(c)(d)	18,673	653,555
Financials—7.3%
HDFC Bank Ltd., ADR	65,167	3,910,671
ICICI Bank Ltd., ADR	68,488	1,993,686
		5,904,357
Information Technology—2.4%
Infosys Ltd., ADR	86,958	1,924,381
Total India		8,482,293
INDONESIA—4.7%
Communication Services—1.7%
Telkom Indonesia Persero Tbk. PT	7,838,600	1,392,170
Financials—3.0%
Bank Mandiri Persero Tbk. PT	3,509,600	1,384,148
Bank Rakyat Indonesia Persero Tbk. PT	3,496,600	1,006,112
		2,390,260
Total Indonesia		3,782,430
KAZAKHSTAN—1.9%
Financials—1.6%
Kaspi.KZ JSC, ADR	9,731	1,266,295
Industrials—0.3%
Air Astana JSC, GDR(b)(c)(d)	32,048	224,336
Total Kazakhstan		1,490,631
LATVIA—0.0%
Financials—0.0%
Parex Bank(b)(d)(e)	1,424,182	2
MACAO—0.7%
Consumer Discretionary—0.7%
Sands China Ltd.(b)	314,400	589,385
MALAYSIA—0.6%
Financials—0.6%
RHB Bank Bhd.	408,094	507,268
MEXICO—7.5%
Financials—1.7%
Grupo Financiero Banorte SAB de CV, Class O	181,798	1,365,217

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2024 (Unaudited)
abrdn Emerging Markets Dividend Fund

Shares		Value
COMMON STOCKS (continued)
MEXICO (continued)
Industrials—2.3%
Grupo Aeroportuario del Centro Norte SAB de CV	114,673	$ 985,224
Grupo Aeroportuario del Sureste SAB de CV, B Shares	30,343	911,300
		1,896,524
Materials—3.5%
Grupo Mexico SAB de CV	499,791	2,810,804
Total Mexico		6,072,545
NIGERIA—0.5%
Energy—0.5%
SEPLAT Energy PLC(c)	147,761	376,404
PERU—1.0%
Financials—1.0%
Credicorp Ltd.	4,698	801,667
PHILIPPINES—0.7%
Industrials—0.7%
Asian Terminals, Inc.(d)	1,812,600	583,132
SAUDI ARABIA—0.7%
Financials—0.7%
Saudi National Bank	55,451	560,297
SINGAPORE—1.0%
Information Technology—0.3%
AEM Holdings Ltd.(b)	165,337	208,594
Real Estate—0.7%
Capitaland India Trust, UNIT	702,000	573,373
Total Singapore		781,967
SOUTH AFRICA—2.0%
Communication Services—1.0%
Vodacom Group Ltd.	140,743	789,938
Financials—0.8%
Sanlam Ltd.	139,606	625,113
Materials—0.2%
Anglo American Platinum Ltd.	4,804	186,469
Total South Africa		1,601,520
SOUTH KOREA—6.7%
Financials—2.7%
Shinhan Financial Group Co. Ltd.	50,253	2,210,173
Industrials—3.1%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	6,193	939,451
KEPCO Plant Service & Engineering Co. Ltd.	9,419	270,310
Samsung C&T Corp.	6,287	716,101
Samsung E&A Co. Ltd.(b)	25,846	539,866
		2,465,728
Information Technology—0.6%
SK Hynix, Inc.	3,228	462,971
Materials—0.3%
Hansol Chemical Co. Ltd.	2,173	259,667
Total South Korea		5,398,539
Shares		Value

TAIWAN—17.5%
Industrials—0.5%
Sporton International, Inc.	61,000	$ 418,518
Information Technology—17.0%
Accton Technology Corp.	30,000	470,258
Chroma ATE, Inc.	141,000	1,312,842
Hon Hai Precision Industry Co. Ltd.	100,000	613,492
MediaTek, Inc.	61,000	2,323,192
Sinbon Electronics Co. Ltd.	29,000	291,472
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,526	3,237,411
Taiwan Semiconductor Manufacturing Co. Ltd.	165,000	4,813,263
Yageo Corp.	28,000	682,800
		13,744,730
Total Taiwan		14,163,248
THAILAND—0.4%
Communication Services—0.4%
Digital Telecommunications Infrastructure Fund, UNIT	1,404,200	311,403
UNITED ARAB EMIRATES—1.6%
Consumer Discretionary—0.6%
Americana Restaurants International PLC	580,817	488,991
Real Estate—0.8%
Aldar Properties PJSC	330,419	664,805
Utilities—0.2%
National Central Cooling Co. PJSC	203,203	169,292
Total United Arab Emirates		1,323,088
Total Common Stocks		70,489,762
EXCHANGE-TRADED FUNDS—4.8%
iShares MSCI India ETF	67,929	3,900,483
Total Exchange-Traded Funds		3,900,483
PREFERRED STOCKS—10.2%
BRAZIL—1.3%
Energy—1.3%
Petroleo Brasileiro SA	161,560	1,068,564
SOUTH KOREA—8.9%
Information Technology—8.9%
Samsung Electronics Co. Ltd.	150,793	7,178,777
Total Preferred Stocks		8,247,341
Total Investments (Cost $87,967,970)—102.3%		82,637,586
Liabilities in Excess of Other Assets—(2.3%)		(1,877,007)
Net Assets—100.0%		$80,760,579

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.8% of net assets as of July 31, 2024.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Emerging Markets Dividend Fund

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—91.4%
AUSTRALIA—0.4%
Materials—0.4%
BHP Group Ltd.	22,668	$ 624,801
BRAZIL—6.7%
Consumer Discretionary—1.3%
MercadoLibre, Inc.(a)	1,314	2,192,935
Consumer Staples—1.5%
Raia Drogasil SA	527,329	2,573,178
Energy—1.8%
PRIO SA	350,358	2,976,353
Financials—1.0%
NU Holdings Ltd., Class A(a)	134,923	1,636,616
Industrials—1.1%
Localiza Rent a Car SA	231,370	1,792,906
Total Brazil		11,171,988
CANADA—0.5%
Materials—0.5%
Capstone Copper Corp.(a)	132,601	891,274
CHILE—0.5%
Industrials—0.5%
Sociedad Quimica y Minera de Chile SA, ADR	22,228	845,998
INDIA—23.8%
Communication Services—1.6%
Bharti Airtel Ltd.	85,456	1,528,063
Info Edge India Ltd.	14,158	1,197,839
		2,725,902
Consumer Discretionary—1.6%
Indian Hotels Co. Ltd.	101,831	782,599
Mahindra & Mahindra Ltd.	55,426	1,930,201
		2,712,800
Consumer Staples—3.3%
Hindustan Unilever Ltd.	55,248	1,788,301
ITC Ltd.	634,811	3,764,725
		5,553,026
Financials—7.5%
Cholamandalam Investment & Finance Co. Ltd.	112,638	1,911,048
HDFC Bank Ltd.	141,335	2,734,913
ICICI Bank Ltd.	302,828	4,418,521
SBI Life Insurance Co. Ltd.(b)	165,425	3,474,360
		12,538,842
Health Care—0.7%
Global Health Ltd.(a)	73,470	1,094,629
Industrials—2.4%
Havells India Ltd.	77,095	1,702,438
Larsen & Toubro Ltd.	48,708	2,224,366
		3,926,804
Information Technology—1.7%
Tata Consultancy Services Ltd.	52,504	2,761,203
Materials—1.3%
UltraTech Cement Ltd.	14,921	2,122,008
Real Estate—1.2%
Godrej Properties Ltd.(a)	52,395	2,021,984
Shares		Value

Utilities—2.5%
Power Grid Corp. of India Ltd.	984,909	$ 4,114,112
Total India		39,571,310
INDONESIA—2.3%
Communication Services—1.0%
Telkom Indonesia Persero Tbk. PT	8,964,600	1,592,153
Financials—0.9%
Bank Negara Indonesia Persero Tbk. PT	4,842,600	1,483,158
Utilities—0.4%
ReNew Energy Global PLC, Class A(a)	122,083	710,523
Total Indonesia		3,785,834
ISRAEL—1.5%
Information Technology—1.5%
Nova Ltd.(a)	12,137	2,505,926
KAZAKHSTAN—2.5%
Financials—2.5%
Kaspi.KZ JSC, ADR	20,884	2,717,635
Kaspi.KZ JSC, GDR(b)	11,184	1,388,833
		4,106,468
MEXICO—5.7%
Consumer Staples—0.8%
Fomento Economico Mexicano SAB de CV, ADR	11,784	1,299,186
Financials—1.0%
Grupo Financiero Banorte SAB de CV, Class O	211,608	1,589,076
Industrials—1.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	25,261	1,741,746
Materials—2.9%
Grupo Mexico SAB de CV	361,407	2,032,538
Southern Copper Corp.	26,190	2,792,116
		4,824,654
Total Mexico		9,454,662
NETHERLANDS—2.6%
Information Technology—2.6%
ASM International NV	2,785	1,916,138
ASML Holding NV	2,578	2,400,560
		4,316,698
PERU—0.8%
Financials—0.8%
Credicorp Ltd.	7,903	1,348,568
POLAND—1.5%
Consumer Staples—0.7%
Dino Polska SA(a)(b)	12,377	1,099,151
Industrials—0.8%
InPost SA(a)	81,841	1,417,939
Total Poland		2,517,090
SAUDI ARABIA—4.5%
Consumer Discretionary—0.8%
Leejam Sports Co. JSC	26,786	1,427,085
Energy—1.0%
Saudi Arabian Oil Co.(b)	218,545	1,607,797

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SAUDI ARABIA (continued)
Financials—2.7%
Al Rajhi Bank	110,758	$ 2,525,369
Saudi Tadawul Group Holding Co.	32,571	2,009,915
		4,535,284
Total Saudi Arabia		7,570,166
SOUTH AFRICA—0.7%
Financials—0.7%
Sanlam Ltd.	244,321	1,093,995
SOUTH KOREA—10.9%
Financials—2.2%
Shinhan Financial Group Co. Ltd.	84,763	3,727,955
Health Care—0.8%
Samsung Biologics Co. Ltd.(a)(b)	1,816	1,245,940
Industrials—5.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	22,141	3,358,691
Samsung C&T Corp.	22,429	2,554,706
Samsung E&A Co. Ltd.(a)	117,593	2,456,259
		8,369,656
Information Technology—2.9%
Samsung Electronics Co. Ltd., GDR(b)	1,472	1,762,017
Samsung Electronics Co. Ltd., Preferred Shares, GDR(b)	215	257,570
SK Hynix, Inc.	19,255	2,761,619
		4,781,206
Total South Korea		18,124,757
TAIWAN—21.5%
Consumer Discretionary—1.7%
Makalot Industrial Co. Ltd.	144,000	1,973,712
momo.com, Inc.	21,760	277,124
Poya International Co. Ltd.	43,875	686,139
		2,936,975
Information Technology—19.8%
Accton Technology Corp.	137,000	2,147,513
Chroma ATE, Inc.	361,000	3,361,248
Delta Electronics, Inc.	121,000	1,554,103
Globalwafers Co. Ltd.(c)	98,579	1,499,554
MediaTek, Inc.	38,000	1,447,234
Taiwan Semiconductor Manufacturing Co. Ltd.	746,000	21,761,782
Yageo Corp.	48,000	1,170,515
		32,941,949
Total Taiwan		35,878,924
TURKEY—0.8%
Consumer Staples—0.8%
Coca-Cola Icecek AS	53,244	1,360,129
Shares		Value

UNITED ARAB EMIRATES—2.9%
Consumer Discretionary—0.4%
Americana Restaurants International PLC	784,717	$ 648,371
Financials—0.3%
Abu Dhabi Islamic Bank PJSC	154,010	514,072
Real Estate—1.2%
Aldar Properties PJSC	999,585	2,011,172
Utilities—1.0%
Emirates Central Cooling Systems Corp.	3,816,596	1,714,530
Total United Arab Emirates		4,888,145
UNITED STATES—1.3%
Information Technology—1.3%
Globant SA(a)	11,057	2,152,908
Total Common Stocks		152,209,641
PREFERRED STOCKS—7.5%
BRAZIL—0.8%
Financials—0.8%
Itausa SA	721,419	1,297,142
SOUTH KOREA—6.7%
Information Technology—6.7%
Samsung Electronics Co. Ltd.	235,566	11,214,551
Total Preferred Stocks		12,511,693
RIGHTS—0.0%
Localiza Rent a Car SA(a)	3,513	7,198
Total Rights		7,198
SHORT-TERM INVESTMENT—1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(d)	2,394,031	2,394,031
Total Short-Term Investment		2,394,031
Total Investments (Cost $150,586,500)—100.4%		167,122,563
Liabilities in Excess of Other Assets—(0.4%)		(605,166)
Net Assets—100.0%		$166,517,397

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.8% of net assets as of July 31, 2024.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—89.8%
BRAZIL—3.6%
Consumer Discretionary—0.9%
MercadoLibre, Inc.(a)	7,137	$ 11,910,939
Consumer Staples—1.2%
Raia Drogasil SA	3,477,559	16,969,251
Energy—0.8%
PRIO SA	1,352,065	11,486,033
Financials—0.7%
NU Holdings Ltd., Class A(a)	761,551	9,237,614
Total Brazil		49,603,837
CHINA—22.1%
Communication Services—6.9%
Tencent Holdings Ltd.	2,071,800	95,606,225
Consumer Discretionary—6.4%
Alibaba Group Holding Ltd.	4,965,400	48,860,641
ANTA Sports Products Ltd.	1,861,200	16,659,298
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	2,666,411	23,516,362
		89,036,301
Consumer Staples—1.1%
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	78,706	15,473,429
Financials—1.9%
PICC Property & Casualty Co. Ltd., H Shares (Stock Connect)	11,591,900	15,200,681
Ping An Insurance Group Co. of China Ltd., H Shares	2,442,500	10,606,846
		25,807,527
Health Care—1.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	563,897	20,079,793
Industrials—3.4%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	630,582	16,246,699
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	4,848,379	16,108,744
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	1,516,398	14,474,046
		46,829,489
Real Estate—0.9%
China Resources Land Ltd.	4,386,500	13,111,645
Total China		305,944,409
HONG KONG—1.9%
Consumer Staples—0.5%
Budweiser Brewing Co. APAC Ltd.(c)	5,862,500	7,118,522
Financials—1.4%
AIA Group Ltd.	2,774,600	18,558,899
Total Hong Kong		25,677,421
INDIA—19.9%
Communication Services—1.1%
Bharti Airtel Ltd.	844,004	15,091,874
Consumer Discretionary—2.8%
Indian Hotels Co. Ltd.	1,024,689	7,875,018
Shares		Value

Mahindra & Mahindra Ltd.	487,141	$ 16,964,600
Maruti Suzuki India Ltd.	86,152	13,784,693
		38,624,311
Consumer Staples—1.3%
Hindustan Unilever Ltd.	544,907	17,637,883
Financials—7.1%
Cholamandalam Investment & Finance Co. Ltd.	662,460	11,239,481
HDFC Bank Ltd.	1,833,218	35,473,812
ICICI Bank Ltd.	1,809,862	26,407,446
SBI Life Insurance Co. Ltd.(c)	1,243,351	26,113,642
		99,234,381
Industrials—1.1%
Havells India Ltd.	697,168	15,395,098
Information Technology—1.5%
Tata Consultancy Services Ltd.	389,083	20,462,003
Materials—1.6%
UltraTech Cement Ltd.	153,134	21,778,137
Real Estate—0.7%
Godrej Properties Ltd.(a)	254,199	9,809,834
Utilities—2.7%
Power Grid Corp. of India Ltd.	8,963,926	37,443,663
Total India		275,477,184
INDONESIA—1.7%
Communication Services—0.9%
Telkom Indonesia Persero Tbk. PT	72,443,500	12,866,287
Financials—0.8%
Bank Negara Indonesia Persero Tbk. PT	35,176,600	10,773,644
Total Indonesia		23,639,931
KAZAKHSTAN—1.8%
Financials—1.8%
Kaspi.KZ JSC, ADR	192,063	24,993,158
MEXICO—6.3%
Consumer Staples—1.1%
Fomento Economico Mexicano SAB de CV, ADR	142,069	15,663,107
Financials—1.1%
Grupo Financiero Banorte SAB de CV, Class O	1,908,355	14,330,844
Industrials—1.0%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	458,526	13,771,039
Materials—3.1%
Grupo Mexico SAB de CV	2,562,817	14,413,180
Southern Copper Corp.	270,342	28,821,161
		43,234,341
Total Mexico		86,999,331
NETHERLANDS—2.9%
Information Technology—2.9%
ASM International NV	31,052	21,364,427
ASML Holding NV	19,432	18,094,521
		39,458,948
PERU—0.5%
Financials—0.5%
Credicorp Ltd.	42,185	7,198,448

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC, ADR(a)(d)(e)	625,991	$ –
Novatek PJSC(d)(e)	3,278,243	–
		–
Financials—0.0%
Sberbank of Russia PJSC(d)(e)	6,211,074	–
Total Russia		–
SAUDI ARABIA—2.1%
Energy—0.8%
Saudi Arabian Oil Co.(c)	1,556,698	11,452,354
Financials—1.3%
Al Rajhi Bank	767,441	17,498,253
Total Saudi Arabia		28,950,607
SOUTH AFRICA—0.9%
Financials—0.9%
Sanlam Ltd.	2,937,365	13,152,621
SOUTH KOREA—6.1%
Financials—1.4%
Shinhan Financial Group Co. Ltd.	438,436	19,282,818
Industrials—3.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	101,682	15,424,707
Samsung C&T Corp.	98,796	11,253,055
Samsung E&A Co. Ltd.(a)	704,195	14,709,082
		41,386,844
Information Technology—1.7%
SK Hynix, Inc.	164,698	23,621,561
Total South Korea		84,291,223
TAIWAN—17.7%
Information Technology—17.7%
Accton Technology Corp.	1,121,000	17,571,986
Delta Electronics, Inc.	1,465,000	18,816,204
MediaTek, Inc.	617,000	23,498,518
Taiwan Semiconductor Manufacturing Co. Ltd.	5,980,017	174,444,806
Yageo Corp.	461,000	11,241,817
		245,573,331
Shares		Value

UNITED ARAB EMIRATES—1.7%
Consumer Discretionary—0.5%
Americana Restaurants International PLC	7,963,594	$ 6,579,904
Financials—0.3%
Abu Dhabi Islamic Bank PJSC	1,388,008	4,633,055
Real Estate—0.9%
Aldar Properties PJSC	6,318,832	12,713,532
Total United Arab Emirates		23,926,491
UNITED STATES—0.6%
Information Technology—0.6%
Globant SA(a)	42,060	8,189,503
Total Common Stocks		1,243,076,443
PREFERRED STOCKS—7.9%
BRAZIL—1.1%
Financials—1.1%
Itausa SA	8,085,878	14,538,755
SOUTH KOREA—6.8%
Information Technology—6.8%
Samsung Electronics Co. Ltd.	1,984,656	94,483,183
Total Preferred Stocks		109,021,938
Total Investments (Cost $1,217,165,261)—97.7%		1,352,098,381
Other Assets in Excess of Liabilities—2.3%		31,558,471
Net Assets—100.0%		$1,383,656,852

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of July 31, 2024.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Focused U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—98.8%
CANADA—7.4%
Consumer Discretionary—2.9%
Aritzia, Inc.(a)	12,263	$ 402,534
Financials—3.0%
TMX Group Ltd.	13,797	419,311
Industrials—1.5%
ATS Corp.(a)	6,710	201,643
Total Canada		1,023,488
INDIA—2.6%
Industrials—2.6%
WNS Holdings Ltd.(a)	6,155	366,715
ISRAEL—2.4%
Information Technology—2.4%
JFrog Ltd.(a)	8,577	330,729
UNITED STATES—86.4%
Communication Services—1.9%
Integral Ad Science Holding Corp.(a)	25,616	260,771
Consumer Discretionary—9.6%
Boot Barn Holdings, Inc.(a)	3,108	414,856
Brinker International, Inc.(a)	4,390	293,296
Steven Madden Ltd.	6,663	302,100
Stride, Inc.(a)	4,380	332,792
		1,343,044
Consumer Staples—2.3%
Vita Coco Co., Inc.(a)	12,434	321,295
Energy—6.6%
Magnolia Oil & Gas Corp., Class A	12,839	349,734
Northern Oil & Gas, Inc.	5,200	224,588
SM Energy Co.	7,428	343,174
		917,496
Financials—16.0%
Donnelley Financial Solutions, Inc.(a)	5,055	341,111
PJT Partners, Inc., Class A	2,444	324,905
Seacoast Banking Corp. of Florida	16,301	453,820
Wintrust Financial Corp.	4,653	503,455
WSFS Financial Corp.	10,798	609,979
		2,233,270
Health Care—16.2%
Alphatec Holdings, Inc.(a)	35,944	363,034
Amicus Therapeutics, Inc.(a)	38,845	400,492
Shares		Value

Corcept Therapeutics, Inc.(a)	8,611	$ 332,987
Integer Holdings Corp.(a)	3,556	422,311
Ligand Pharmaceuticals, Inc.(a)	3,038	331,112
Merit Medical Systems, Inc.(a)	4,797	409,136
		2,259,072
Industrials—15.0%
Atkore, Inc.	1,959	264,465
AZEK Co., Inc.(a)	6,767	303,771
Casella Waste Systems, Inc., Class A(a)	3,908	404,712
Enpro, Inc.	2,419	413,504
H&E Equipment Services, Inc.	5,837	305,275
Parsons Corp.(a)	4,342	396,729
		2,088,456
Information Technology—10.7%
Cohu, Inc.(a)	10,518	336,471
Q2 Holdings, Inc.(a)	7,190	485,109
Vertex, Inc., Class A(a)	8,296	328,936
Workiva, Inc.(a)	4,546	335,359
		1,485,875
Materials—5.2%
Graphic Packaging Holding Co.	13,517	406,862
Materion Corp.	2,696	324,679
		731,541
Real Estate—2.9%
Terreno Realty Corp., REIT	5,848	400,062
Total United States		12,040,882
Total Common Stocks		13,761,814
SHORT-TERM INVESTMENT—1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(b)	178,396	178,396
Total Short-Term Investment		178,396
Total Investments (Cost $12,460,665)—100.1%		13,940,210
Liabilities in Excess of Other Assets—(0.1%)		(9,592)
Net Assets—100.0%		$13,930,618

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Global Equity Impact Fund

Shares		Value
COMMON STOCKS—100.4%
BRAZIL—2.6%
Consumer Discretionary—1.7%
MercadoLibre, Inc.(a)	457	$ 762,687
Financials—0.9%
Banco Bradesco SA	186,143	369,578
Total Brazil		1,132,265
CANADA—1.7%
Industrials—1.7%
WSP Global, Inc.	4,667	775,236
CHINA—4.8%
Financials—1.2%
Ping An Insurance Group Co. of China Ltd., H Shares	127,500	553,684
Health Care—1.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	18,200	648,083
Industrials—2.1%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	35,300	909,491
Total China		2,111,258
DENMARK—5.5%
Health Care—3.8%
Novo Nordisk AS, Class B	12,671	1,678,818
Industrials—1.7%
Vestas Wind Systems AS(a)	31,391	776,834
Total Denmark		2,455,652
INDONESIA—1.4%
Health Care—1.4%
Medikaloka Hermina Tbk. PT(c)	7,444,800	620,400
IRELAND—2.6%
Industrials—2.6%
Kingspan Group PLC	12,176	1,139,237
JAPAN—0.7%
Consumer Discretionary—0.7%
LITALICO, Inc.	36,000	295,580
MEXICO—2.4%
Financials—2.4%
Gentera SAB de CV	889,517	1,048,934
NETHERLANDS—4.3%
Information Technology—4.3%
ASML Holding NV	2,030	1,890,278
SOUTH AFRICA—1.5%
Consumer Staples—1.5%
Clicks Group Ltd.	35,444	688,932
TAIWAN—3.2%
Industrials—1.5%
Voltronic Power Technology Corp.	11,610	660,785
Information Technology—1.7%
Sinbon Electronics Co. Ltd.	76,000	763,858
Total Taiwan		1,424,643
Shares		Value

UNITED KINGDOM—11.2%
Consumer Discretionary—1.7%
Coats Group PLC	660,313	$ 759,735
Health Care—3.7%
AstraZeneca PLC	10,351	1,644,471
Industrials—4.2%
RELX PLC	39,203	1,850,283
Utilities—1.6%
SSE PLC	29,532	714,727
Total United Kingdom		4,969,216
UNITED STATES—58.5%
Consumer Discretionary—1.3%
Coursera, Inc.(a)	60,016	558,149
Health Care—11.5%
Insulet Corp.(a)	5,860	1,138,891
Merck & Co., Inc.	15,010	1,698,081
UnitedHealth Group, Inc.	3,951	2,276,408
		5,113,380
Industrials—23.9%
Advanced Drainage Systems, Inc.	7,795	1,380,027
Carlisle Cos., Inc.	2,206	923,388
Hubbell, Inc.	2,965	1,173,102
MSA Safety, Inc.	5,193	979,659
NEXTracker, Inc., Class A(a)	8,387	412,137
Schneider Electric SE	4,720	1,137,686
Tetra Tech, Inc.	10,291	2,194,453
Veralto Corp.	9,947	1,059,952
Westinghouse Air Brake Technologies Corp.	8,377	1,349,954
		10,610,358
Information Technology—9.4%
Analog Devices, Inc.	4,960	1,147,645
Autodesk, Inc.(a)	2,959	732,412
Microsoft Corp.	5,427	2,270,385
		4,150,442
Real Estate—5.8%
Equinix, Inc., REIT	1,158	915,098
Prologis, Inc., REIT	13,071	1,647,600
		2,562,698
Utilities—6.6%
American Water Works Co., Inc.	7,299	1,039,086
NextEra Energy, Inc.	24,645	1,882,631
		2,921,717
Total United States		25,916,744
Total Common Stocks		44,468,375
Total Investments (Cost $39,301,376)—100.4%		44,468,375
Liabilities in Excess of Other Assets—(0.4%)		(167,103)
Net Assets—100.0%		$44,301,272

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Global Equity Impact Fund

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—99.3%
ARGENTINA—1.7%
Industrials—0.6%
Corp. America Airports SA(a)	16,400	$ 260,432
Materials—1.1%
Loma Negra Cia Industrial Argentina SA, ADR(a)	72,600	468,996
Total Argentina		729,428
AUSTRALIA—1.0%
Industrials—1.0%
Aurizon Holdings Ltd.	185,300	451,812
BRAZIL—3.9%
Industrials—3.1%
CCR SA	385,300	843,332
Rumo SA	121,900	477,372
		1,320,704
Utilities—0.8%
Serena Energia SA(a)	239,907	366,467
Total Brazil		1,687,171
CANADA—6.8%
Energy—3.1%
Enbridge, Inc.	35,100	1,313,597
Industrials—2.5%
Canadian Pacific Kansas City Ltd.	13,000	1,089,660
Utilities—1.2%
Algonquin Power & Utilities Corp.	82,500	515,082
Total Canada		2,918,339
FRANCE—12.0%
Industrials—6.9%
Eiffage SA	9,400	935,504
Getlink SE	54,200	965,836
Vinci SA	9,500	1,084,120
		2,985,460
Utilities—5.1%
Engie SA	72,500	1,139,712
Veolia Environnement SA	33,200	1,042,935
		2,182,647
Total France		5,168,107
GERMANY—2.3%
Utilities—2.3%
RWE AG	26,800	1,000,200
HONG KONG—1.2%
Utilities—1.2%
CLP Holdings Ltd.	59,100	507,233
INDONESIA—0.7%
Communication Services—0.7%
Sarana Menara Nusantara Tbk. PT	5,845,200	285,789
ITALY—4.1%
Communication Services—1.6%
Infrastrutture Wireless Italiane SpA(b)	62,600	696,564
Utilities—2.5%
Enel SpA	152,900	1,091,580
Total Italy		1,788,144
Shares		Value

JAPAN—1.4%
Industrials—1.4%
Japan Airport Terminal Co. Ltd.	17,000	$ 620,573
MALAYSIA—2.3%
Industrials—2.3%
Malaysia Airports Holdings Bhd.	435,400	970,853
MEXICO—3.1%
Industrials—3.1%
Grupo Aeroportuario del Centro Norte SAB de CV	80,100	688,186
Promotora y Operadora de Infraestructura SAB de CV	70,400	657,485
		1,345,671
NIGERIA—0.7%
Communication Services—0.7%
IHS Holding Ltd.(a)	107,800	305,074
PHILIPPINES—2.2%
Industrials—2.2%
International Container Terminal Services, Inc.	154,500	942,210
SPAIN—6.8%
Communication Services—2.6%
Cellnex Telecom SA(a)(b)	31,900	1,112,567
Industrials—2.5%
Aena SME SA(b)	5,700	1,082,992
Utilities—1.7%
EDP Renovaveis SA	46,500	722,891
Total Spain		2,918,450
TANZANIA—1.9%
Communication Services—1.9%
Helios Towers PLC(a)	508,900	825,077
UNITED KINGDOM—5.5%
Communication Services—1.3%
Vodafone Group PLC	589,700	551,812
Industrials—0.8%
Mobico Group PLC	495,300	358,816
Utilities—3.4%
National Grid PLC, ADR	11,200	721,840
SSE PLC	31,300	757,516
		1,479,356
Total United Kingdom		2,389,984
UNITED STATES—41.7%
Energy—8.3%
Cheniere Energy, Inc.	5,700	1,041,048
Kinder Morgan, Inc.	58,700	1,240,331
Williams Cos., Inc.	30,500	1,309,670
		3,591,049
Industrials—12.0%
CoreCivic, Inc.(a)	47,800	666,332
Dycom Industries, Inc.(a)	2,600	477,126
Ferrovial SE	30,000	1,192,973
Norfolk Southern Corp.	5,691	1,420,246
Union Pacific Corp.	3,260	804,340
Waste Management, Inc.	3,000	607,980
		5,168,997

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Real Estate—5.4%
American Tower Corp., REIT	5,900	$ 1,300,360
Crown Castle, Inc., REIT	9,400	1,034,752
		2,335,112
Utilities—16.0%
Altus Power, Inc.(a)	69,300	291,060
American Electric Power Co., Inc.	7,368	722,948
CenterPoint Energy, Inc.	25,400	704,850
Clearway Energy, Inc., Class C	22,000	586,960
CMS Energy Corp.	13,394	867,931
FirstEnergy Corp.	14,800	620,268
NextEra Energy Partners LP	25,300	646,415
NextEra Energy, Inc.	15,878	1,212,921
PNM Resources, Inc.	11,535	479,625
PPL Corp.	25,667	762,823
		6,895,801
Total United States		17,990,959
Total Common Stocks		42,845,074
Shares		Value
SHORT-TERM INVESTMENT—0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(c)	281,320	$ 281,320
Total Short-Term Investment		281,320
Total Investments (Cost $36,826,660)—100.0%		43,126,394
Other Assets in Excess of Liabilities—0.0%		8,913
Net Assets—100.0%		$43,135,307

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS—96.2%
AUSTRALIA—5.8%
Financials—3.4%
Steadfast Group Ltd.	1,076,313	$ 4,568,826
Industrials—2.4%
ALS Ltd.	140,000	1,417,392
Johns Lyng Group Ltd.	443,013	1,730,762
		3,148,154
Total Australia		7,716,980
BELGIUM—0.5%
Industrials—0.5%
Azelis Group NV	34,620	655,837
FRANCE—8.0%
Consumer Staples—3.7%
Interparfums SA	96,351	4,896,337
Energy—4.3%
Gaztransport Et Technigaz SA	38,962	5,740,858
Total France		10,637,195
GERMANY—6.0%
Communication Services—4.7%
CTS Eventim AG & Co. KGaA	71,630	6,309,440
Industrials—1.3%
Rational AG	1,952	1,708,736
Total Germany		8,018,176
INDIA—4.0%
Consumer Discretionary—1.3%
UNO Minda Ltd.	133,056	1,659,258
Health Care—2.7%
Poly Medicure Ltd.	162,773	3,638,973
Total India		5,298,231
IRELAND—1.0%
Information Technology—1.0%
Keywords Studios PLC	43,112	1,323,493
ISRAEL—6.0%
Information Technology—6.0%
CyberArk Software Ltd.(a)	17,582	4,507,673
Nova Ltd.(a)	16,752	3,458,786
		7,966,459
ITALY—4.4%
Consumer Discretionary—1.1%
Brunello Cucinelli SpA	15,701	1,466,587
Financials—2.2%
Azimut Holding SpA	51,472	1,289,674
FinecoBank Banca Fineco SpA	97,117	1,648,679
		2,938,353
Industrials—1.1%
Interpump Group SpA	34,844	1,511,124
Total Italy		5,916,064
JAPAN—15.0%
Consumer Discretionary—3.5%
Asics Corp.	282,500	4,610,493
Financials—0.7%
Nihon M&A Center Holdings, Inc.	212,700	1,003,877
Shares		Value

Health Care—1.8%
Mani, Inc.	170,800	$ 2,402,377
Industrials—9.0%
Japan Elevator Service Holdings Co. Ltd.	227,000	4,188,907
Sanwa Holdings Corp.	185,600	3,975,595
SHO-BOND Holdings Co. Ltd.	64,400	2,480,209
TechnoPro Holdings, Inc.	69,200	1,330,646
		11,975,357
Total Japan		19,992,104
MEXICO—1.8%
Financials—1.8%
Regional SAB de CV	333,265	2,416,086
NORWAY—1.3%
Materials—1.3%
Borregaard ASA	96,921	1,661,158
POLAND—2.0%
Consumer Staples—2.0%
Dino Polska SA(a)(b)	30,412	2,700,765
SPAIN—1.8%
Consumer Discretionary—1.8%
CIE Automotive SA	83,906	2,450,845
SWEDEN—3.6%
Industrials—3.6%
AddTech AB, B Shares	147,528	4,760,561
TAIWAN—9.5%
Consumer Discretionary—3.0%
Makalot Industrial Co. Ltd.	286,000	3,920,012
Industrials—1.7%
Voltronic Power Technology Corp.	40,500	2,305,063
Information Technology—4.8%
Chroma ATE, Inc.	237,000	2,206,692
Sinbon Electronics Co. Ltd.	415,000	4,171,067
		6,377,759
Total Taiwan		12,602,834
THAILAND—2.5%
Information Technology—2.5%
Fabrinet(a)	14,938	3,294,725
UNITED KINGDOM—18.5%
Communication Services—5.7%
4imprint Group PLC	29,897	2,334,494
Gamma Communications PLC	226,316	4,323,377
YouGov PLC	157,389	934,772
		7,592,643
Consumer Discretionary—2.6%
Games Workshop Group PLC	26,511	3,516,260
Financials—3.9%
Intermediate Capital Group PLC	183,887	5,190,529
Industrials—4.8%
Diploma PLC	112,428	6,428,095
Materials—1.5%
Hill & Smith PLC	66,702	1,971,711
Total United Kingdom		24,699,238

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS (continued)
VIETNAM—4.5%
Information Technology—4.5%
FPT Corp.	1,183,758	$ 6,042,786
Total Common Stocks		128,153,537
PREFERRED STOCKS—1.9%
GERMANY—1.9%
Industrials—1.9%
Jungheinrich AG	79,720	2,523,527
Total Preferred Stocks		2,523,527
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(c)	1,546,821	1,546,821
Total Short-Term Investment		1,546,821
Total Investments (Cost $110,407,514)—99.2%		132,223,885
Other Assets in Excess of Liabilities—0.8%		1,003,826
Net Assets—100.0%		$133,227,711

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Realty Income & Growth Fund

	Shares	Value
COMMON STOCKS—99.5%
UNITED STATES—99.5%
Data Center REITs—14.9%
Digital Realty Trust, Inc., REIT	16,219	$ 2,424,578
Equinix, Inc., REIT	4,195	3,315,057
		5,739,635
Health Care REITs—20.9%
Alexandria Real Estate Equities, Inc., REIT	8,905	1,044,467
American Healthcare REIT, Inc.	35,100	559,494
Healthpeak Properties, Inc., REIT	51,079	1,114,544
Omega Healthcare Investors, Inc., REIT	24,258	882,991
Ventas, Inc., REIT	24,947	1,358,115
Welltower, Inc., REIT	27,940	3,108,325
		8,067,936
Hotel & Resort REITs—1.5%
Host Hotels & Resorts, Inc., REIT	33,403	584,886
Industrial REITs—12.7%
Prologis, Inc., REIT	33,670	4,244,104
STAG Industrial, Inc.	15,524	633,534
		4,877,638
Multi-Family Residential REITs—11.1%
AvalonBay Communities, Inc., REIT	9,434	1,933,215
Camden Property Trust, REIT	8,608	953,336
Essex Property Trust, Inc., REIT	5,001	1,392,079
		4,278,630
Office REITs—3.1%
BXP, Inc., REIT	12,321	878,611
Highwoods Properties, Inc.	9,830	304,435
		1,183,046
Other Specialized REITs—5.5%
Iron Mountain, Inc.	11,844	1,214,721
VICI Properties, Inc., REIT	28,494	890,722
		2,105,443
	Shares	Value

Retail REITs—18.1%
Brixmor Property Group, Inc., REIT	30,992	$ 789,366
Kimco Realty Corp., REIT	36,611	795,557
NNN REIT, Inc.	17,439	782,837
Realty Income Corp., REIT	29,493	1,693,783
Simon Property Group, Inc., REIT	13,797	2,117,012
SITE Centers Corp., REIT	52,629	813,118
		6,991,673
Self Storage REITs—7.6%
Extra Space Storage, Inc., REIT	7,090	1,131,706
Public Storage, REIT	6,092	1,802,744
		2,934,450
Single-Family Residential REITs—4.1%
American Homes 4 Rent, Class A, REIT	19,315	697,079
Invitation Homes, Inc.	25,264	891,061
		1,588,140
Total United States		38,351,477
Total Common Stocks		38,351,477
SHORT-TERM INVESTMENT—0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(a)	248,193	248,193
Total Short-Term Investment		248,193
Total Investments (Cost $31,086,515)—100.2%		38,599,670
Liabilities in Excess of Other Assets—(0.2%)		(65,972)
Net Assets—100.0%		$38,533,698

(a)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—98.6%
CANADA—4.6%
Consumer Discretionary—1.9%
Aritzia, Inc.(a)	233,347	$ 7,659,643
Financials—1.6%
TMX Group Ltd.	201,826	6,133,791
Industrials—1.1%
ATS Corp.(a)	141,558	4,253,968
Total Canada		18,047,402
INDIA—1.6%
Industrials—1.6%
WNS Holdings Ltd.(a)	106,557	6,348,666
ISRAEL—2.9%
Information Technology—2.9%
CyberArk Software Ltd.(a)	13,476	3,454,977
JFrog Ltd.(a)	198,771	7,664,610
		11,119,587
UNITED STATES—89.5%
Communication Services—1.9%
Integral Ad Science Holding Corp.(a)	744,192	7,575,875
Consumer Discretionary—8.4%
Boot Barn Holdings, Inc.(a)	63,973	8,539,116
Brinker International, Inc.(a)	122,752	8,201,061
Steven Madden Ltd.	171,363	7,769,598
Stride, Inc.(a)	107,972	8,203,713
		32,713,488
Consumer Staples—2.0%
Vita Coco Co., Inc.(a)	295,378	7,632,568
Energy—6.0%
ChampionX Corp.	10,466	358,565
Magnolia Oil & Gas Corp., Class A	339,595	9,250,568
Northern Oil & Gas, Inc.	147,300	6,361,887
SM Energy Co.	165,072	7,626,326
		23,597,346
Financials—18.1%
Banner Corp.	165,505	9,801,206
Donnelley Financial Solutions, Inc.(a)	153,217	10,339,083
First Interstate BancSystem, Inc., Class A	274,457	8,664,608
PJT Partners, Inc., Class A	50,944	6,772,495
Seacoast Banking Corp. of Florida	392,399	10,924,388
Wintrust Financial Corp.	109,988	11,900,702
WSFS Financial Corp.	215,573	12,177,719
		70,580,201
Health Care—14.0%
Alphatec Holdings, Inc.(a)	527,300	5,325,730
Amicus Therapeutics, Inc.(a)	524,134	5,403,822
CONMED Corp.	61,932	4,275,785
Corcept Therapeutics, Inc.(a)	231,439	8,949,746
Integer Holdings Corp.(a)	86,768	10,304,568
Ligand Pharmaceuticals, Inc.(a)	93,466	10,186,859
Shares		Value

Merit Medical Systems, Inc.(a)	120,791	$ 10,302,264
OmniAb, Inc. 12.5 Earnout(a)(b)(c)	58,211	–
OmniAb, Inc. 15.0 Earnout(a)(b)(c)	58,211	–
		54,748,774
Industrials—17.5%
Atkore, Inc.	55,981	7,557,435
Atmus Filtration Technologies, Inc.(a)	255,162	7,869,196
AZEK Co., Inc.(a)	190,769	8,563,620
Casella Waste Systems, Inc., Class A(a)	88,314	9,145,798
Enpro, Inc.	56,472	9,653,324
H&E Equipment Services, Inc.	112,356	5,876,219
Parsons Corp.(a)	143,226	13,086,559
Werner Enterprises, Inc.	173,262	6,790,138
		68,542,289
Information Technology—11.4%
Cohu, Inc.(a)	267,336	8,552,079
Five9, Inc.(a)	126,848	5,651,078
Q2 Holdings, Inc.(a)	144,633	9,758,389
Verint Systems, Inc.(a)	167,593	6,056,811
Vertex, Inc., Class A(a)	204,102	8,092,644
Workiva, Inc.(a)	90,171	6,651,915
		44,762,916
Materials—6.1%
Graphic Packaging Holding Co.	334,625	10,072,212
Knife River Corp.(a)	48,703	3,872,863
Materion Corp.	80,801	9,730,864
		23,675,939
Real Estate—2.2%
Terreno Realty Corp., REIT	126,236	8,635,805
Utilities—1.9%
ONE Gas, Inc.	108,761	7,573,028
Total United States		350,038,229
Total Common Stocks		385,553,884
SHORT-TERM INVESTMENT—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(d)	1,207,637	1,207,637
Total Short-Term Investment		1,207,637
Total Investments (Cost $330,568,567)—98.9%		386,761,521
Other Assets in Excess of Liabilities—1.1%		4,282,786
Net Assets—100.0%		$391,044,307

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of July 31, 2024.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
Amounts listed as “–” are $0 or round to $0.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS—97.2%
CANADA—4.9%
Industrials—4.9%
ATS Corp.(a)	220,187	$ 6,616,853
Canadian Pacific Kansas City Ltd.	127,807	10,712,783
		17,329,636
IRELAND—2.4%
Information Technology—2.4%
Accenture PLC, Class A	25,518	8,436,761
ISRAEL—3.1%
Information Technology—3.1%
Nice Ltd., ADR(a)	62,004	11,222,724
UNITED STATES—86.8%
Consumer Discretionary—6.0%
Lululemon Athletica, Inc.(a)	27,067	7,001,150
TJX Cos., Inc.	127,677	14,430,055
		21,431,205
Consumer Staples—3.4%
Procter & Gamble Co.	74,501	11,976,781
Financials—15.1%
American Express Co.	58,362	14,767,920
LPL Financial Holdings, Inc.	45,814	10,148,717
Mastercard, Inc., Class A	47,329	21,946,931
MSCI, Inc.	12,855	6,951,470
		53,815,038
Health Care—17.9%
Danaher Corp.	36,296	10,056,896
Eli Lilly & Co.	14,538	11,692,477
Integer Holdings Corp.(a)	145,852	17,321,384
Merck & Co., Inc.	123,349	13,954,472
UnitedHealth Group, Inc.	18,720	10,785,715
		63,810,944
Industrials—15.4%
Advanced Drainage Systems, Inc.	36,546	6,470,104
Shares		Value

Atkore, Inc.	54,631	$ 7,375,185
Hubbell, Inc.	27,492	10,877,210
Tetra Tech, Inc.	64,279	13,706,854
Trex Co., Inc.(a)	83,641	6,994,897
Veralto Corp.	12,098	1,289,163
Waste Management, Inc.	40,436	8,194,759
		54,908,172
Information Technology—26.7%
Amdocs Ltd.	129,716	11,346,258
Cadence Design Systems, Inc.(a)	31,469	8,422,993
Marvell Technology, Inc.	179,616	12,030,680
Microsoft Corp.	127,194	53,211,610
NVIDIA Corp.	86,660	10,140,953
		95,152,494
Utilities—2.3%
American Water Works Co., Inc.	56,070	7,982,125
Total United States		309,076,759
Total Common Stocks		346,065,880
SHORT-TERM INVESTMENT—1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(b)	5,272,369	5,272,369
Total Short-Term Investment		5,272,369
Total Investments (Cost $254,321,594)—98.7%		351,338,249
Other Assets in Excess of Liabilities—1.3%		4,691,884
Net Assets—100.0%		$356,030,133

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
BANK LOANS—2.8%
Lorca Holdco Ltd., 2024 USD Term Loan B4(a)		1,000,000	$ 996,250
CD&R Firefly Bidco Ltd., 2024 GBP Term Loan B5(a)		650,000	834,563
Albion Financing 3 SARL, 2024 USD Term Loan B(a)		500,000	503,750
Total Bank Loans			2,334,563
CORPORATE BONDS—90.6%
AUSTRIA—0.3%
Holding Companies-Diversified Operations—0.3%
Benteler International AG, 9.38%, 05/15/2028(b)	EUR	200,000	228,387
BRAZIL—0.8%
Food Products—0.5%
Minerva Luxembourg SA, 8.88%, 09/13/2033(b)		$400,000	421,869
Oil & Gas Services—0.3%
Guara Norte SARL, 5.20%, 06/15/2034(b)(c)		240,992	223,912
Total Brazil			645,781
CANADA—3.3%
Aerospace & Defense—0.9%
Bombardier, Inc., 8.75%, 11/15/2030(b)		677,000	733,657
Diversified Telecommunication Services—0.3%
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), VRN, 5.25%, 03/15/2082(b)		224,000	216,833
Oil & Gas—0.4%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(b)		342,000	351,450
Oil & Gas Services—1.7%
Enerflex Ltd., 9.00%, 10/15/2027(b)		1,400,000	1,443,619
Total Canada			2,745,559
CHINA—0.1%
Real Estate—0.1%
Country Garden Holdings Co. Ltd., 3.13%, 10/22/2025(b)(d)		200,000	16,440
Kaisa Group Holdings Ltd.
9.75%, 09/28/2023(b)(d)		230,000	8,827
9.38%, 06/30/2024(b)(d)		495,000	18,414
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(b)(d)		200,000	250
7.10%, 09/10/2024(b)(d)		429,000	2,201
			46,132
COLOMBIA—0.8%
Oil, Gas & Consumable Fuels—0.8%
Ecopetrol SA
6.88%, 04/29/2030		307,000	300,377
8.38%, 01/19/2036		413,000	410,933
			711,310
	Shares or Principal Amount		Value

FRANCE—4.3%
Diversified Telecommunication Services—1.1%
Iliad Holding SASU
6.50%, 10/15/2026(b)		$457,000	$ 457,946
8.50%, 04/15/2031(b)		400,000	416,731
			874,677
Entertainment—0.9%
Banijay Entertainment SAS, 8.13%, 05/01/2029(b)		752,000	778,675
Healthcare Providers & Services—0.9%
CAB SELAS, 3.38%, 02/01/2028(b)	EUR	400,000	401,558
Cerba Healthcare SACA, 3.50%, 05/31/2028(b)		387,000	351,042
			752,600
Machinery-Diversified—0.5%
Nova Alexandre III SAS, FRN, 3 mo. Euribor + 5.250%, 8.94%, 07/15/2029(a)(b)		353,000	384,517
Retail—0.9%
Afflelou SAS, 6.00%, 07/25/2029(b)		160,000	175,781
Bertrand Franchise Finance SAS, FRN, 3 mo. Euribor + 3.750%, 7.49%, 07/18/2030(a)(b)		188,000	204,481
Mobilux Finance SAS, 4.25%, 07/15/2028(b)		400,000	408,634
			788,896
Total France			3,579,365
GERMANY—2.2%
Apparel—0.6%
CT Investment GmbH, 6.38%, 04/15/2030(b)		200,000	220,498
PrestigeBidCo GmbH, FRN, 3 mo. Euribor + 3.750%, 7.46%, 07/01/2029(a)(b)		234,000	255,461
			475,959
Building Materials—0.6%
HT Troplast GmbH, 9.38%, 07/15/2028(b)		476,000	517,018
Commercial Banks—0.4%
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), VRN, 7.13%, 04/30/2026(b)(e)	GBP	300,000	369,274
Lodging—0.2%
ONE Hotels GmbH, 7.75%, 04/02/2031(b)	EUR	175,000	196,267
Machinery-Diversified—0.4%
TK Elevator Midco GmbH, 4.38%, 07/15/2027(b)		276,000	291,828
Total Germany			1,850,346
HONG KONG—0.6%
Lodging—0.6%
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(b)		$534,000	500,375
IRELAND—0.5%
Commercial Services & Supplies—0.5%
Cimpress PLC, 7.00%, 06/15/2026		419,000	419,075

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
ISRAEL—2.5%
Pharmaceutical—2.5%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		$456,000	$ 431,832
4.75%, 05/09/2027		355,000	344,032
7.88%, 09/15/2029		619,000	668,355
8.13%, 09/15/2031		591,000	663,581
			2,107,800
ITALY—1.1%
Diversified Telecommunication Services—0.9%
Optics Bidco SpA, Series 2033, 6.38%, 11/15/2033(b)		342,000	335,331
Telecom Italia Capital SA, 6.38%, 11/15/2033		258,000	251,415
Telecom Italia Finance SA, Series 14, 7.75%, 01/24/2033	EUR	140,000	181,000
			767,746
Pharmaceutical—0.2%
Rossini SARL, 6.75%, 12/31/2029(b)		140,000	156,818
Total Italy			924,564
JERSEY—0.5%
Auto Manufacturers—0.5%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(b)		$385,000	386,552
LUXEMBOURG—2.6%
Biotechnology—0.4%
Cidron Aida Finco SARL, 6.25%, 04/01/2028(b)	GBP	253,000	299,322
Chemicals—1.2%
INEOS Finance PLC, 7.50%, 04/15/2029(b)		$640,000	651,475
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(b)	EUR	330,000	368,360
			1,019,835
Commercial Services & Supplies—0.6%
Albion Financing 2 SARL, 8.75%, 04/15/2027(b)		$519,000	525,846
Energy-Alternate Sources—0.4%
Cullinan Holdco SCSp, 4.63%, 10/15/2026(b)	EUR	362,000	340,354
Entertainment—0.0%
LHMC Finco 2 SARL, PIK, 7.25%, 10/02/2025(b)(f)		7,358	7,964
Machinery-Diversified —0.0%
Galapagos SA, 5.38%, 06/15/2021(b)(d)(g)(h)		60,500	–
Total Luxembourg			2,193,321
MACAO—0.3%
Lodging—0.3%
MGM China Holdings Ltd., 4.75%, 02/01/2027(b)		$274,000	261,488
	Shares or Principal Amount		Value

MEXICO—3.4%
Building Materials—0.6%
Cemex SAB de CV
(fixed rate to 06/08/2026, variable rate thereafter), VRN, 5.13%, 06/08/2026(b)(e)		$202,000	$ 197,115
(fixed rate to 03/14/2028, variable rate thereafter), VRN, 9.13%, 03/14/2028(b)(e)		297,000	320,347
			517,462
Chemicals—0.2%
Braskem Idesa SAPI, 6.99%, 02/20/2032(b)		200,000	151,445
Oil, Gas & Consumable Fuels—2.6%
Petroleos Mexicanos
3.75%, 11/16/2025(b)	GBP	1,192,000	1,457,098
5.35%, 02/12/2028		$784,000	709,929
			2,167,027
Total Mexico			2,835,934
NETHERLANDS—3.7%
Commercial Banks—0.3%
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(b)(e)(i)	EUR	239,500	289,007
Commercial Services & Supplies—0.8%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
8.50%, 01/15/2031(b)	GBP	279,000	386,017
8.50%, 01/15/2031(b)		235,000	325,140
			711,157
Food Products—0.8%
Sigma Holdco BV, 7.88%, 05/15/2026(b)		$200,000	198,001
Upfield BV, 6.88%, 07/02/2029(b)	EUR	400,000	432,909
			630,910
Media—1.3%
Sunrise HoldCo IV BV, 5.50%, 01/15/2028(b)		$600,000	586,323
VZ Vendor Financing II BV, 2.88%, 01/15/2029(b)	EUR	335,000	324,607
Ziggo Bond Co. BV, 5.13%, 02/28/2030(b)		$200,000	176,646
			1,087,576
Semiconductors—0.5%
BE Semiconductor Industries NV, 4.50%, 07/15/2031(b)	EUR	363,000	391,957
Total Netherlands			3,110,607
NIGERIA—0.6%
Engineering & Construction—0.6%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(b)		$533,000	519,462
PANAMA—0.5%
Diversified Telecommunication Services—0.5%
C&W Senior Finance Ltd., 6.88%, 09/15/2027(b)		436,000	425,710
SLOVENIA—0.3%
Media—0.3%
Summer BidCo BV, PIK, 10.00%, 02/15/2029(b)(f)	EUR	222,026	246,576

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
SPAIN—1.8%
Commercial Banks—0.7%
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), VRN, Series 9, 6.50%, 03/05/2025(e)		$600,000	$ 597,677
Diversified Telecommunication Services—0.5%
Telefonica Europe BV, (fixed rate to 02/24/2028, variable rate thereafter), VRN, 2.88%, 02/24/2028(b)(e)	EUR	400,000	408,549
Pharmaceutical—0.6%
Grifols SA, 3.88%, 10/15/2028(b)		500,000	476,190
Total Spain			1,482,416
SWEDEN—1.1%
Commercial Services & Supplies—0.8%
Verisure Holding AB, 3.25%, 02/15/2027(b)		333,000	348,709
Verisure Midholding AB, 5.25%, 02/15/2029(b)		275,000	294,285
			642,994
Engineering & Construction—0.3%
Assemblin Caverion Group AB
6.25%, 07/01/2030(b)		120,000	132,721
, FRN, 3 mo. Euribor + 3.500%, 7.20%, 07/01/2031(a)(b)		153,000	165,233
			297,954
Total Sweden			940,948
SWITZERLAND—1.9%
Chemicals—1.0%
Consolidated Energy Finance SA
5.63%, 10/15/2028(b)		$652,000	521,096
12.00%, 02/15/2031(b)		380,000	375,153
			896,249
Commercial Banks—0.9%
UBS Group AG, (fixed rate to 11/13/2028, variable rate thereafter), VRN, 9.25%, 11/13/2028(b)(e)		670,000	729,442
Total Switzerland			1,625,691
TURKEY—0.3%
Metals & Mining—0.3%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(b)		213,000	218,586
UNITED ARAB EMIRATES—1.5%
Real Estate—1.5%
MAF Global Securities Ltd., (fixed rate to 06/30/2027, variable rate thereafter), VRN, 7.88%, 06/30/2027(b)(e)		1,251,000	1,279,148
UNITED KINGDOM—5.8%
Building Materials—0.5%
Project Grand U.K. PLC, 9.00%, 06/01/2029(b)	EUR	402,000	442,722
	Shares or Principal Amount		Value

Chemicals—0.8%
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/2029(b)	EUR	240,000	$ 276,292
Synthomer PLC, 7.38%, 05/02/2029(b)		301,000	344,244
			620,536
Commercial Services & Supplies—0.8%
Amber Finco PLC, 6.63%, 07/15/2029(b)		230,000	257,945
BCP V Modular Services Finance PLC, 6.75%, 11/30/2029(b)		400,000	367,965
			625,910
Diversified Financial Services—0.9%
Jerrold Finco PLC, 5.25%, 01/15/2027(b)	GBP	606,000	757,620
Diversified Telecommunication Services—0.4%
Vmed O2 U.K. Financing I PLC, 4.00%, 01/31/2029(b)		300,000	338,247
Entertainment—1.1%
888 Acquisitions Ltd., 7.56%, 07/15/2027(b)	EUR	300,000	313,311
Pinewood Finco PLC, 6.00%, 03/27/2030(b)	GBP	494,000	632,166
			945,477
Food Products—0.7%
Bellis Acquisition Co. PLC, 8.13%, 05/14/2030(b)		300,000	381,664
Iceland Bondco PLC, 10.88%, 12/15/2027(b)		150,000	205,090
			586,754
Healthcare Products—0.3%
RAY Financing LLC, 6.50%, 07/15/2031(b)	EUR	214,000	236,668
Media—0.3%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(b)	GBP	244,000	285,756
Total United Kingdom			4,839,690
UNITED STATES—48.7%
Advertising—0.4%
Summer BC Bidco B LLC, 5.50%, 10/31/2026(b)		$321,000	315,477
Airlines—0.4%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 04/15/2029(b)		360,025	343,284
Auto Parts & Equipment—1.3%
Adient Global Holdings Ltd., 3.50%, 08/15/2024(b)	EUR	45,284	48,979
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029		$460,000	434,148
5.25%, 07/15/2031		152,000	142,108
5.63%, 04/30/2033		467,000	429,739
			1,054,974
Building Materials—2.6%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)		483,000	431,668
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)		424,000	421,547
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029(b)		392,000	323,013

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
9.50%, 08/15/2029(b)	$123,000	$ 123,154
Masterbrand, Inc., 7.00%, 07/15/2032(b)	103,000	105,823
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	69,000	70,007
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	260,000	242,865
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	503,000	483,074
		2,201,151
Coal—1.5%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	1,409,000	1,288,598
Commercial Banks—0.5%
Wells Fargo & Co., (fixed rate to 09/15/2029, variable rate thereafter), VRN, 6.85%, 09/15/2029(e)	418,000	423,028
Commercial Services & Supplies—3.1%
Block, Inc., 6.50%, 05/15/2032(b)	566,000	575,170
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	433,000	429,426
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(b)	884,000	865,762
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)	468,000	437,491
11.25%, 12/15/2027(b)	259,000	256,490
		2,564,339
Computers & Peripherals—0.4%
NCR Atleos Corp., 9.50%, 04/01/2029(b)	295,000	322,265
Diversified Telecommunication Services—1.5%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)	416,000	374,916
8.63%, 03/15/2031(b)	459,000	480,756
U.S. Cellular Corp., 6.70%, 12/15/2033	397,000	425,107
		1,280,779
Electric Utilities—0.9%
NRG Energy, Inc., 7.00%, 03/15/2033(b)	403,000	432,141
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	303,000	326,522
		758,663
Electrical Components & Equipment—0.8%
EnerSys, 6.63%, 01/15/2032(b)	631,000	642,338
Energy Equipment & Services—4.3%
Hess Midstream Operations LP, 4.25%, 02/15/2030(b)	280,000	259,873
ITT Holdings LLC, 6.50%, 08/01/2029(b)	607,000	569,573
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(b)	452,000	410,890
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	1,213,000	1,263,263
9.88%, 02/01/2032(b)	957,000	1,062,353
		3,565,952
	Shares or Principal Amount		Value

Entertainment—2.7%
Affinity Interactive, 6.88%, 12/15/2027(b)		$1,617,000	$ 1,409,890
CCM Merger, Inc., 6.38%, 05/01/2026(b)		843,000	841,774
			2,251,664
Food Products—1.1%
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)		459,000	478,819
TreeHouse Foods, Inc., 4.00%, 09/01/2028		537,000	484,481
			963,300
Healthcare Providers & Services—1.3%
CHS/Community Health Systems, Inc.
8.00%, 12/15/2027(b)		168,000	168,104
5.25%, 05/15/2030(b)		415,000	361,910
10.88%, 01/15/2032(b)		487,000	523,518
			1,053,532
Home Builders—1.4%
Adams Homes, Inc., 9.25%, 10/15/2028(b)		1,100,000	1,139,398
Home Furnishings—0.8%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)		769,000	661,897
Insurance—0.5%
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)		392,000	402,235
Internet—1.0%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(b)		795,000	802,767
Iron/Steel—0.6%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)		514,000	515,857
Leisure Time—2.0%
Carnival Corp., 7.63%, 03/01/2026(b)		158,000	159,528
Carnival PLC, 1.00%, 10/28/2029	EUR	408,000	366,692
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)		$891,000	846,239
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(b)		319,000	321,091
			1,693,550
Lodging—0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, 01/15/2032(b)		277,000	279,715
Media—5.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028(b)		371,000	353,200
4.25%, 02/01/2031(b)		1,218,000	1,036,345
4.75%, 02/01/2032(b)		210,000	179,592
4.25%, 01/15/2034(b)		338,000	267,016
CSC Holdings LLC
11.75%, 01/31/2029(b)		262,000	236,845
6.50%, 02/01/2029(b)		303,000	233,355
5.75%, 01/15/2030(b)		265,000	106,891
4.13%, 12/01/2030(b)		277,000	191,783
Univision Communications, Inc.
8.00%, 08/15/2028(b)		488,000	490,416

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
7.38%, 06/30/2030(b)		$863,000	$ 830,881
8.50%, 07/31/2031(b)		516,000	510,487
			4,436,811
Oil & Gas—1.2%
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)		385,000	384,654
Nabors Industries, Inc., 8.88%, 08/15/2031(b)		601,000	613,140
			997,794
Oil & Gas Services—0.5%
Kodiak Gas Services LLC, 7.25%, 02/15/2029(b)		418,000	429,993
Oil, Gas & Consumable Fuels—1.7%
Civitas Resources, Inc., 8.38%, 07/01/2028(b)		417,000	437,813
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)		335,000	332,975
Vital Energy, Inc., 9.75%, 10/15/2030		623,000	680,996
			1,451,784
Packaging & Containers—1.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027(b)		620,000	616,301
3.00%, 09/01/2029(b)	EUR	400,000	355,627
			971,928
Pharmaceutical—2.3%
Checked in Draft, 7.88%, 05/15/2034(b)		$213,000	221,201
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/2031(b)		1,441,000	1,326,147
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030(i)		442,000	417,200
			1,964,548
Pipelines—2.2%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)		953,000	990,061
Energy Transfer LP, (fixed rate to 11/15/2026, variable rate thereafter), VRN, Series H, 6.50%, 11/15/2026(e)		210,000	208,629
Hess Midstream Operations LP, 6.50%, 06/01/2029(b)		442,000	450,630
Venture Global LNG, Inc., 7.00%, 01/15/2030(b)		207,000	209,162
			1,858,482
Real Estate Investment Trust (REIT) Funds—0.5%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)		411,000	415,705
Retail—1.8%
Academy Ltd., 6.00%, 11/15/2027(b)		426,000	421,740
Macy's Retail Holdings LLC, 5.88%, 03/15/2030(b)		333,000	319,622
	Shares or Principal Amount		Value

Staples, Inc., 10.75%, 09/01/2029(b)		$649,000	$ 628,663
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026		180,000	171,511
			1,541,536
Software—2.6%
Cloud Software Group, Inc.
9.00%, 09/30/2029(b)		329,000	327,160
8.25%, 06/30/2032(b)		686,000	711,727
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(b)		215,000	210,657
6.50%, 10/15/2028(b)		341,000	329,097
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(b)	EUR	507,000	556,789
			2,135,430
Total United States			40,728,774
ZAMBIA—1.1%
Metals & Mining—1.1%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(b)		$750,000	737,451
9.38%, 03/01/2029(b)		200,000	210,349
			947,800
Total Corporate Bonds			75,801,397
U.S. TREASURIES—0.5%
U.S. Treasury Notes, 4.25%, 12/31/2025		412,000	410,471
Total U.S. Treasuries			410,471
SHORT-TERM INVESTMENT—7.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(j)		6,597,926	6,597,926
Total Short-Term Investment			6,597,926
Total Investments (Cost $85,793,294)—101.8%			85,144,357
Liabilities in Excess of Other Assets—(1.8%)			(1,524,069)
Net Assets—100.0%			$83,620,288

(a)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2024.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Sinkable security.
(d)	Security is in default.
(e)	Perpetual maturity. Maturity date presented represents the next call date.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of July 31, 2024.
(h)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(i)	Step bond. Rate disclosed is as of July 31, 2024.
(j)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.
Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
VRN	Variable Rate Note
At July 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
10/11/2024	Royal Bank of Canada	EUR	321,759	USD	349,848	$349,367	$(481)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/11/2024	Morgan Stanley & Co.	USD	6,343,736	GBP	4,956,786	$6,375,800	$(32,064)
United States Dollar/Euro
10/11/2024	Citibank N.A.	USD	153,336	EUR	140,000	152,012	1,324
10/11/2024	Deutsche Bank AG	USD	10,837,863	EUR	9,964,657	10,819,647	18,216
10/11/2024	HSBC Bank PLC	USD	174,726	EUR	160,000	173,728	998
10/11/2024	Morgan Stanley & Co.	USD	297,016	EUR	272,811	296,219	797
10/11/2024	UBS AG	USD	667,026	EUR	617,805	670,814	(3,788)
						$18,488,220	$(14,517)
Unrealized appreciation on forward foreign currency exchange contracts							$21,335
Unrealized depreciation on forward foreign currency exchange contracts							$(36,333)

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Infrastructure Debt Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—51.2%
CANADA—3.3%
Electric Utilities—1.9%
TransAlta Corp., 7.75%, 11/15/2029		$423,000	$ 443,791
Oil & Gas Services—1.4%
Enerflex Ltd., 9.00%, 10/15/2027(a)		325,000	335,126
Total Canada			778,917
GEORGIA—1.2%
Transportation—1.2%
Georgian Railway JSC, 4.00%, 06/17/2028(a)		336,000	296,100
GUATEMALA—1.8%
Electric Utilities—1.8%
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)		451,000	435,029
MEXICO—2.5%
Building Materials—2.5%
Cemex SAB de CV, (fixed rate to 03/14/2028, variable rate thereafter), VRN, 9.13%, 03/14/2028(a)(b)		558,000	601,865
NETHERLANDS—2.1%
Media—2.1%
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)	EUR	515,000	499,022
PERU—1.3%
Electric Utilities—1.3%
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)(c)		$316,000	299,294
SPAIN—1.4%
Diversified Telecommunication Services—1.4%
Telefonica Europe BV, (fixed rate to 02/03/2030, variable rate thereafter), VRN, 6.14%, 02/03/2030(a)(b)	EUR	300,000	343,015
UNITED KINGDOM—1.8%
Diversified Telecommunication Services—1.8%
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/2031(a)	GBP	401,000	434,314
UNITED STATES—35.8%
Diversified Financial Services—7.4%
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(a)(c)		$1,000,000	1,000,805
Low Income Investment Fund, Series 2019, 3.39%, 07/01/2026		800,000	769,748
			1,770,553
Diversified Telecommunication Services—2.2%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)		276,000	289,082
U.S. Cellular Corp., 6.70%, 12/15/2033		220,000	235,576
			524,658
	Shares or Principal Amount		Value

Electric Utilities—7.1%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(a)		$551,000	$ 480,488
NRG Energy, Inc., 7.00%, 03/15/2033(a)		123,000	131,894
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)		409,000	440,750
Vistra Corp., (fixed rate to 12/15/2026, variable rate thereafter), 7.00%, 12/15/2026(a)(b)		635,000	638,648
			1,691,780
Electrical Components & Equipment—1.9%
EnerSys, 6.63%, 01/15/2032(a)		439,000	446,888
Energy Equipment & Services—2.3%
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)		487,000	540,612
Engineering & Construction—2.8%
LBJ Infrastructure Group LLC, 3.80%, 12/31/2057(a)(c)		1,000,000	658,118
Healthcare Providers & Services—3.7%
Toledo Hospital, 6.02%, 11/15/2048		1,000,000	882,530
Internet—0.8%
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(a)		180,000	181,759
Machinery-Diversified—1.9%
Chart Industries, Inc., 9.50%, 01/01/2031(a)		407,000	442,068
Media—2.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(a)		573,000	452,663
Univision Communications, Inc., 7.38%, 06/30/2030(a)		260,000	250,324
			702,987
Packaging & Containers—1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)	EUR	358,000	318,286
Pipelines—1.5%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)		$343,000	356,339
Total United States			8,516,578
Total Corporate Bonds			12,204,134
MUNICIPAL BONDS —48.8%
CALIFORNIA—10.8%
California Infrastructure & Economic Development Bank
4.41%, 10/01/2049		900,000	765,607
VRDN, Series A, 8.00%, 01/01/2050(a)(d)		390,000	395,364
California Statewide Communities Development Authority, (AGM), Series B, 7.14%, 08/15/2047		750,000	808,065
City & County of San Francisco Community Facilities District No., Series B, 6.33%, 09/01/2051		590,000	618,593
Total California			2,587,629

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2024 (Unaudited)
abrdn Infrastructure Debt Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
FLORIDA—0.9%
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055	$200,000	$ 214,585
ILLINOIS—7.3%
City of Chicago, (AGM), Series B, 6.31%, 01/01/2044	800,000	856,241
Illinois Municipal Electric Agency, Series A, 7.29%, 02/01/2035	800,000	883,777
Total Illinois		1,740,018
MARYLAND—4.1%
Maryland Economic Development Corp.
5.94%, 05/31/2057	470,000	477,477
Series A-2, 7.13%, 06/01/2025	500,000	501,713
Total Maryland		979,190
MASSACHUSETTS—4.3%
Massachusetts Development Finance Agency, Series E, 8.50%, 10/01/2026	1,000,000	1,017,999
NEVADA—4.4%
State of Nevada Department of Business & Industry, VRDN, Series A3, 8.13%, 01/01/2050(a)(d)	1,000,000	1,048,742
NEW HAMPSHIRE—2.4%
New Hampshire Business Finance Authority, 3.25%, 04/01/2028	750,000	571,951
NEW YORK—7.5%
Dutchess County Local Development Corp., Series B, 5.92%, 07/01/2039	960,000	956,261
New York Transportation Development Corp., Series B, 6.97%, 06/30/2051	800,000	822,575
Total New York		1,778,836
TEXAS—4.3%
Port of Beaumont Navigation District, Series B, 10.00%, 07/01/2026(a)	1,000,000	1,017,978
Shares or Principal Amount		Value

WISCONSIN—2.8%
County of Fond Du Lac, (BAM), 6.18%, 11/01/2042(a)	$650,000	$ 670,932
Total Municipal Bonds		11,627,860
SHORT-TERM INVESTMENT—0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(e)	208,023	208,023
Total Short-Term Investment		208,023
Total Investments (Cost $23,407,662)—100.9%		24,040,017
Liabilities in Excess of Other Assets—(0.9%)		(224,688)
Net Assets—100.0%		$23,815,329

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual maturity. Maturity date presented represents the next call date.
(c)	Sinkable security.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

EUR	Euro Currency
GBP	British Pound Sterling
PLC	Public Limited Company
USD	U.S. Dollar
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

At July 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
10/11/2024	Morgan Stanley & Co.	GBP	8,272	USD	10,735	$10,640	$(95)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/11/2024	Barclays Bank PLC	USD	436,128	GBP	340,762	$438,307	$(2,179)
10/11/2024	Morgan Stanley & Co.	USD	6,678	GBP	5,195	6,682	(4)
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Infrastructure Debt Fund

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/11/2024	HSBC Bank PLC	USD	1,146,994	EUR	1,054,947	$1,145,437	$1,557
10/11/2024	HSBC Bank PLC	USD	16,426	EUR	15,134	16,432	(6)
10/11/2024	Morgan Stanley & Co.	USD	11,835	EUR	10,870	11,803	32
						$1,618,661	$(600)
Unrealized appreciation on forward foreign currency exchange contracts							$1,589
Unrealized depreciation on forward foreign currency exchange contracts							$(2,284)

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Intermediate Municipal Income Fund

Principal Amount		Value
MUNICIPAL BONDS —100.4%
ALABAMA—0.3%
Black Belt Energy Gas District, VRDN, Series D-1, 5.50%, 06/01/2049(a)	$145,000	$ 154,245
ARIZONA—0.2%
Maricopa County Industrial Development Authority, Series B, 5.00%, 07/01/2049(b)	100,000	101,693
CALIFORNIA—6.5%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, (AGM), Series B, 4.38%, 07/01/2049	100,000	100,021
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(a)	1,000,000	1,071,798
California Infrastructure & Economic Development Bank, VRDN, Series A, 8.00%, 01/01/2050(a)(b)	580,000	587,978
California School Finance Authority, 5.50%, 08/01/2047(b)	100,000	105,214
M-S-R Energy Authority
Series A, 6.50%, 11/01/2039	500,000	639,062
Series B, 6.13%, 11/01/2029	405,000	428,562
Total California		2,932,635
CONNECTICUT—3.5%
Connecticut State Health & Educational Facilities Authority, Series F, 5.00%, 07/01/2027	1,135,000	1,145,889
State of Connecticut, Series B, 3.00%, 06/01/2040	500,000	431,161
Total Connecticut		1,577,050
FLORIDA—7.0%
Capital Projects Finance Authority, Series A-1, 5.00%, 11/01/2048	315,000	317,218
Capital Trust Authority
Series A, 6.00%, 06/15/2054(b)	120,000	125,731
Series A, 6.13%, 06/15/2060(b)	195,000	204,586
County of Palm Beach, Series A, 5.00%, 06/01/2057(b)	600,000	547,826
Florida Development Finance Corp.
(AGM), 5.00%, 07/01/2044(c)	400,000	418,152
(AGM), 5.25%, 07/01/2053	200,000	208,724
Series A, 5.00%, 12/15/2039(b)	500,000	509,903
Series A, 4.00%, 06/30/2041(b)	765,000	623,477
Polk County Industrial Development Authority, Series A, 5.00%, 01/01/2039	160,000	161,241
Total Florida		3,116,858
GEORGIA—1.2%
Main Street Natural Gas, Inc.
Series A, 5.00%, 05/15/2035	250,000	270,228
Series B, 5.00%, 06/01/2026	250,000	255,696
Total Georgia		525,924
ILLINOIS—0.5%
St. Clair County Community Unit School District No. 187 Cahokia
(AGM), Series A, 5.00%, 01/01/2049	105,000	111,389
(AGM), Series A, 5.00%, 01/01/2054	100,000	105,320
Total Illinois		216,709
Principal Amount		Value

INDIANA—3.5%
Indiana Finance Authority
Series A, 5.00%, 06/01/2053	$450,000	$ 464,325
Series A, 5.13%, 06/01/2058	1,050,000	1,085,151
Total Indiana		1,549,476
LOUISIANA—0.0%
Louisiana Public Facilities Authority, (Pre-refunded @ $100.000000, 05/15/2026), 3.00%, 05/15/2031	10,000	9,968
MARYLAND—0.8%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2026	345,000	350,559
MASSACHUSETTS—1.0%
Massachusetts Development Finance Agency
Series N, 5.25%, 10/01/2036	130,000	138,213
Series N, 5.25%, 10/01/2037	135,000	143,275
Series N, 5.25%, 10/01/2038	145,000	153,035
Total Massachusetts		434,523
MISSISSIPPI—4.3%
Mississippi Business Finance Corp., VRDN, Series A, 4.76%, 11/01/2032(a)	1,910,000	1,910,000
NEVADA—3.5%
State of Nevada Department of Business & Industry, VRDN, Series A3, 8.13%, 01/01/2050(a)(b)	1,500,000	1,573,113
NEW HAMPSHIRE—3.3%
New Hampshire Business Finance Authority
Series 2, 4.25%, 07/20/2041	711,737	699,874
Series A, 5.25%, 07/01/2048	250,000	263,554
New Hampshire Health & Education Facilities Authority Act
Series A, 5.00%, 08/01/2035	250,000	260,715
Series A, 5.00%, 08/01/2036	245,000	255,149
Total New Hampshire		1,479,292
NEW JERSEY—8.1%
New Jersey Transportation Trust Fund Authority, Series A, 5.00%, 12/15/2034	2,000,000	2,129,937
New Jersey Turnpike Authority, Series B, 4.13%, 01/01/2054	1,000,000	997,206
Newark Housing Authority, 4.00%, 01/01/2037	500,000	504,799
Total New Jersey		3,631,942
NEW YORK—14.4%
Build NYC Resource Corp.
5.25%, 07/01/2052	100,000	103,959
Series A, 4.75%, 06/15/2053	850,000	836,027
City of Elmira
5.00%, 07/01/2025(b)	85,000	86,076
5.00%, 07/01/2033(b)	625,000	648,690
Metropolitan Transportation Authority
(BAM), Series A, 4.00%, 11/15/2048	220,000	213,761
Series A-1, 5.00%, 11/15/2027	695,000	715,506
Series C-1, 5.00%, 11/15/2027	1,150,000	1,172,693
Nassau County Local Economic Assistance Corp., 5.00%, 07/01/2030	1,000,000	1,000,670
New York City Municipal Water Finance Authority, Series EE, 5.00%, 06/15/2037	295,000	307,608

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Intermediate Municipal Income Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York Transportation Development Corp.
AMT, 4.00%, 10/31/2034	$250,000	$ 244,227
Series A-P3, 5.25%, 01/01/2050	1,000,000	999,963
Suffolk Regional Off-Track Betting Co., 5.00%, 12/01/2034	100,000	104,295
Total New York		6,433,475
NORTH CAROLINA—0.6%
North Carolina Medical Care Commission
Series 2024B-1, 4.25%, 10/01/2028	30,000	30,165
Series A, 5.13%, 10/01/2054	210,000	217,561
Total North Carolina		247,726
OHIO—5.5%
Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 06/01/2055	1,605,000	1,486,334
Ohio Higher Educational Facility Commission, Series B, 4.00%, 07/01/2046	1,085,000	998,298
Total Ohio		2,484,632
PENNSYLVANIA—2.1%
Pennsylvania Turnpike Commission Registration Fee Revenue, (AGM), Series A, 5.25%, 07/15/2029	850,000	935,731
PUERTO RICO—0.2%
Puerto Rico Electric Power Authority, (NPFG), Series V, 5.25%, 07/01/2026	100,000	98,930
SOUTH CAROLINA—2.2%
South Carolina Jobs-Economic Development Authority, Series A, 5.00%, 12/01/2039(b)	1,000,000	992,658
TENNESSEE—3.6%
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2036	500,000	504,351
(BAM), Series A-1, 5.00%, 07/01/2064	105,000	108,457
Metropolitan Nashville Airport Authority, Series B, 5.00%, 07/01/2040	1,000,000	1,005,883
Total Tennessee		1,618,691
TEXAS—19.1%
Arlington Higher Education Finance Corp.
(PSF-GTD), 4.00%, 08/15/2050	1,000,000	956,623
Series A, 4.75%, 08/15/2044	500,000	500,038
Series A, 5.00%, 08/15/2049	135,000	135,222
VRDN, Series A, 4.88%, 06/15/2056(a)(b)	190,000	192,163
Clifton Higher Education Finance Corp.
(PSF-GTD), 4.00%, 08/15/2049	200,000	195,018
(PSF-GTD), Series A, 4.00%, 08/15/2044	190,000	186,380
(PSF-GTD), Series A, 4.13%, 08/15/2049	40,000	39,164
Series A, 6.25%, 06/15/2053(b)	600,000	617,113
(PSF-GTD), Series A, 4.25%, 08/15/2053	65,000	65,142
Harris County Cultural Education Facilities Finance Corp., 4.00%, 12/01/2045	1,250,000	1,175,897
Principal Amount		Value

Harris County Health Facilities Development Corp., Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	$915,000	$ 951,730
Harris County Industrial Development Corp., VRDN, 4.05%, 11/01/2050(a)	500,000	508,820
Matagorda County Navigation District No. 1, Series B-1, 4.00%, 06/01/2030	1,000,000	1,000,166
Port of Beaumont Navigation District
Series A, 5.00%, 01/01/2039(b)	200,000	201,471
Series A, 4.00%, 01/01/2050(b)	1,000,000	835,896
Tarrant County Cultural Education Facilities Finance Corp., Series A, 4.00%, 02/15/2036	1,000,000	1,003,791
Total Texas		8,564,634
UTAH—1.5%
City of Salt Lake City Airport Revenue, Series B, 5.00%, 07/01/2042	100,000	103,001
Utah Charter School Finance Authority, VRDN, Series A, 5.88%, 04/15/2048(a)(b)	570,000	566,774
Total Utah		669,775
WASHINGTON—0.5%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	225,000	240,450
WISCONSIN—7.0%
Public Finance Authority
5.00%, 06/15/2029	530,000	549,155
5.00%, 06/15/2034	425,000	438,830
6.25%, 02/01/2039(b)	655,000	678,746
Series A, 5.00%, 07/01/2038	1,000,000	1,019,635
Series A, 5.00%, 06/15/2044	190,000	192,748
Wisconsin Health & Educational Facilities Authority, Series A, 5.00%, 04/01/2035	250,000	258,466
Total Wisconsin		3,137,580
Total Municipal Bonds		44,988,269
Total Investments (Cost $44,809,375)—100.4%		44,988,269
Liabilities in Excess of Other Assets—(0.4%)		(194,591)
Net Assets—100.0%		$44,793,678

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.9% of net assets as of July 31, 2024.

AMT	Alternative Minimum Tax
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
CORPORATE BONDS—0.3%
UNITED STATES—0.3%
Healthcare Providers & Services—0.3%
Sunland Medical Foundation, 12.00%, 01/01/2050(a)(b)(c)	$4,100,000	$ 280,030
Total Corporate Bonds		280,030
MUNICIPAL BONDS —100.3%
ALABAMA—0.7%
Black Belt Energy Gas District
VRDN, Series A, 5.25%, 05/01/2055(d)	400,000	437,715
VRDN, Series D-1, 5.50%, 06/01/2049(d)	285,000	303,172
Total Alabama		740,887
ARIZONA—6.2%
Arizona Industrial Development Authority
Series A, 4.00%, 07/15/2028(e)	185,000	184,489
Series A, 4.00%, 07/15/2029(e)	200,000	198,797
Series A, 4.00%, 07/15/2030(e)	215,000	213,622
Series A, 4.00%, 07/15/2031(e)	215,000	213,229
Series A, 4.00%, 07/15/2032(e)	450,000	445,041
Series A, 4.00%, 07/15/2035(e)	255,000	246,123
Series A, 4.00%, 07/15/2036(e)	495,000	469,944
Series A, 4.00%, 07/15/2037(e)	270,000	252,477
Series A, 5.00%, 07/15/2040(e)	415,000	419,507
Series A, 4.00%, 07/15/2041(e)	135,000	120,955
Series C, 5.13%, 01/01/2034(e)(f)	775,000	407,729
Series C, 5.13%, 01/01/2035(e)(f)	815,000	420,232
Industrial Development Authority of the City of Phoenix, Series A, 5.00%, 07/01/2059	1,500,000	1,508,537
Maricopa County Industrial Development Authority
5.00%, 10/01/2026(e)	195,000	193,907
5.13%, 10/01/2030(e)	425,000	425,708
Series B, 5.00%, 07/01/2049(e)	635,000	645,754
Total Arizona		6,366,051
ARKANSAS—0.8%
City of Osceola, VRDN, 5.50%, 04/01/2036(d)	835,000	838,591
CALIFORNIA—9.0%
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(d)	1,000,000	1,071,798
California Infrastructure & Economic Development Bank, VRDN, Series A, 8.00%, 01/01/2050(d)(e)	1,935,000	1,961,615
California Municipal Finance Authority, Series A, 5.00%, 10/01/2026(e)	30,000	30,098
California Public Finance Authority, Series B-1, 3.13%, 05/15/2029(e)	3,075,000	3,024,460
California School Finance Authority, 5.50%, 08/01/2043(e)	100,000	106,261
Palomar Health, 5.00%, 11/01/2030	3,000,000	2,996,325
Total California		9,190,557
Principal Amount		Value

COLORADO—8.0%
Colorado Health Facilities Authority
Series B-1, 3.50%, 05/15/2030	$6,950,000	$ 6,548,077
Series B-2, 2.63%, 05/15/2029	1,705,000	1,621,579
Total Colorado		8,169,656
FLORIDA—9.0%
Capital Projects Finance Authority, Series A-1, 5.00%, 11/01/2048	685,000	689,824
Capital Trust Agency, Inc.
Series A, 3.00%, 12/15/2029(e)	360,000	335,541
Series A, 6.00%, 05/01/2043(e)	2,000,000	2,035,580
Series A-1, 4.50%, 01/01/2035(e)	300,000	300,240
Capital Trust Authority
Series A, 5.63%, 06/15/2044(e)	250,000	260,538
Series A, 6.00%, 06/15/2054(e)	210,000	220,029
County of Palm Beach, Series A, 5.00%, 06/01/2057(e)	400,000	365,217
Florida Development Finance Corp.
VRDN, 6.13%, 07/01/2032(d)(e)	500,000	513,052
(AGM), 5.00%, 07/01/2044(b)	600,000	627,228
Series A, 4.00%, 12/15/2029(e)	795,000	781,277
Series A, 4.00%, 06/30/2036(e)	625,000	549,150
Series A, 5.00%, 12/15/2039(e)	305,000	311,041
Series A1, 5.00%, 06/01/2044(e)	250,000	255,046
Miami-Dade County Industrial Development Authority, 5.25%, 09/15/2044	1,950,000	1,949,907
Total Florida		9,193,670
IDAHO—0.5%
Idaho Housing & Finance Association, Series A, 4.00%, 12/01/2026(e)	500,000	490,342
ILLINOIS—2.6%
Cook County School District No. 144 Prairie Hills, (BAM), Series A, 4.00%, 12/01/2033	600,000	605,674
Illinois Finance Authority
5.00%, 12/01/2028	250,000	257,870
5.00%, 12/01/2029	315,000	324,596
St. Clair County Community Unit School District No. 187 Cahokia
(AGM), Series A, 5.00%, 01/01/2049	425,000	450,858
(AGM), Series A, 5.00%, 01/01/2054	300,000	315,961
Village of Matteson
(BAM), 5.00%, 12/01/2026	150,000	155,964
(BAM), 5.00%, 12/01/2027	150,000	157,466
(BAM), 5.00%, 12/01/2028	350,000	368,483
Total Illinois		2,636,872
INDIANA—0.6%
Indiana Finance Authority
Series A, 5.00%, 06/01/2043	100,000	104,855
Series A, 5.00%, 06/01/2053	550,000	567,509
Total Indiana		672,364
KANSAS—2.7%
Kansas Independent College Finance Authority, Series B, 8.50%, 05/01/2025	2,750,000	2,792,706

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2024 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
LOUISIANA—2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority
Series A, 5.00%, 01/01/2025	$370,000	$ 368,158
Series A, 5.50%, 11/15/2025	100,000	100,155
Series A, 5.00%, 01/01/2026	390,000	383,570
Series A, 5.00%, 01/01/2027	410,000	396,957
Series A, 5.00%, 01/01/2028	430,000	411,128
Series A, 5.00%, 01/01/2029	450,000	425,571
Louisiana Public Facilities Authority, Series A, 5.00%, 04/01/2030(e)	350,000	350,459
Total Louisiana		2,435,998
MARYLAND—0.6%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2037	575,000	601,000
MASSACHUSETTS—1.1%
Massachusetts Development Finance Agency
Series N, 5.25%, 10/01/2036	370,000	393,374
Series N, 5.25%, 10/01/2037	265,000	281,245
Series N, 5.25%, 10/01/2038	405,000	427,443
Total Massachusetts		1,102,062
MICHIGAN—0.8%
Flint Hospital Building Authority, Series B, 4.75%, 07/01/2028	805,000	784,816
MINNESOTA—4.2%
City of Shakopee Senior Housing Revenue, VRDN, 5.85%, 11/01/2058(d)(e)	4,425,000	4,343,936
MISSISSIPPI—1.7%
Mississippi Development Bank, 4.55%, 11/01/2039(e)	1,710,000	1,734,903
MISSOURI—0.2%
Industrial Development Authority Of The County Of Platte, (CNTY APPROP), 5.00%, 12/01/2025(b)(f)	675,000	216,000
NEVADA—3.1%
State of Nevada Department of Business & Industry, VRDN, Series A3, 8.13%, 01/01/2050(d)(e)	3,000,000	3,146,226
NEW HAMPSHIRE—3.0%
New Hampshire Business Finance Authority
4.88%, 12/01/2033(e)	1,000,000	1,000,221
Series 2, 4.25%, 07/20/2041	2,135,212	2,099,623
Total New Hampshire		3,099,844
NEW JERSEY—0.2%
New Jersey Economic Development Authority, Series A, 4.75%, 08/01/2024(e)	25,000	25,000
Passaic County Improvement Authority, 5.25%, 07/01/2043	200,000	208,221
Total New Jersey		233,221
NEW YORK—10.6%
Amherst Development Corp., 4.00%, 10/01/2037	500,000	450,449
Principal Amount		Value

Build NYC Resource Corp.
Series A, 5.00%, 06/01/2025(e)	$410,000	$ 412,986
Series A, 5.00%, 06/01/2026(e)	430,000	437,343
Series A, 5.00%, 06/01/2027(e)	450,000	461,500
Series A, 5.00%, 06/01/2032(e)	500,000	512,760
Series A, 4.50%, 06/15/2043	690,000	683,049
City of Elmira
5.00%, 07/01/2025(e)	240,000	243,038
5.00%, 07/01/2033(e)	2,635,000	2,734,875
Madison County Capital Resource Corp., Series A, 5.50%, 09/01/2022(b)(f)	6,500,000	3,510,000
Metropolitan Transportation Authority, (BAM), Series A, 4.00%, 11/15/2048	335,000	325,500
Suffolk Regional Off-Track Betting Co.
5.00%, 12/01/2034	150,000	156,442
6.00%, 12/01/2053	300,000	314,734
Western Regional Off-Track Betting Corp., 3.00%, 12/01/2026(e)	670,000	643,011
Total New York		10,885,687
OHIO—3.0%
Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 06/01/2055	3,200,000	2,963,408
Cleveland-Cuyahoga County Port Authority, 5.00%, 12/01/2028	155,000	158,668
Total Ohio		3,122,076
PENNSYLVANIA—1.0%
Pennsylvania Economic Development Financing Authority, VRDN, Series B, 5.25%, 12/01/2038(d)	1,000,000	1,015,890
SOUTH CAROLINA—1.8%
South Carolina Jobs-Economic Development Authority
5.25%, 02/01/2027(b)(e)(f)(g)	1,060,000	53,000
Series A, 4.00%, 12/01/2029(e)	1,030,000	991,920
Series A, 5.00%, 12/01/2039(e)	795,000	789,163
Total South Carolina		1,834,083
TENNESSEE—0.2%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	195,000	201,419
TEXAS—11.9%
Arlington Higher Education Finance Corp.
Series A, 4.75%, 08/15/2044	500,000	500,038
Series A, 5.00%, 08/15/2049	665,000	666,095
VRDN, Series A, 4.88%, 06/15/2056(d)(e)	560,000	566,375
Calhoun County Navigation Industrial Development Authority, AMT, Series A, 3.63%, 07/01/2026(e)	4,000,000	3,647,422
Clifton Higher Education Finance Corp.
Series A, 6.00%, 06/15/2048(e)	1,000,000	1,021,315
Series A, 6.25%, 06/15/2053(e)	200,000	205,704
New Hope Cultural Education Facilities Finance Corp.
Series B, 4.75%, 07/01/2051	1,000,000	490,000
Series B, 2.00%, 11/15/2061(d)	729,847	278,652
Series B-3, 4.25%, 10/01/2026	2,000,000	1,998,261
Series D, 6.00%, 07/01/2026(b)(f)	95,000	13,300

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
TEXAS (continued)
Port of Beaumont Navigation District, Series A, 5.00%, 01/01/2039(e)	$800,000	$ 805,884
Texas Private Activity Bond Surface Transportation Corp.
5.50%, 06/30/2043	1,150,000	1,235,265
5.00%, 06/30/2058	800,000	804,289
Total Texas		12,232,600
UTAH—2.4%
Utah Charter School Finance Authority
Series A, 4.50%, 10/15/2028(e)	500,000	493,031
VRDN, Series A, 5.63%, 10/15/2048(d)(e)	1,950,000	1,950,399
Total Utah		2,443,430
WASHINGTON—5.4%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	375,000	400,750
Washington State Housing Finance Commission
Series A, 4.00%, 07/01/2028(e)	305,000	294,842
Series A, 4.00%, 07/01/2029(e)	320,000	306,804
Series B-1, 2.50%, 07/01/2028(e)	4,375,000	4,006,274
Series B-2, 2.13%, 07/01/2027(e)	625,000	584,188
Total Washington		5,592,858
WISCONSIN—6.6%
Public Finance Authority
5.50%, 12/15/2028(e)	2,000,000	2,007,684
5.38%, 12/15/2032(e)	2,000,000	2,004,074
6.25%, 02/01/2039(e)	1,305,000	1,352,310
Series A, 5.13%, 07/15/2037(e)	600,000	610,701
Series A, 5.00%, 06/15/2044	310,000	314,483
Series A, 5.38%, 07/15/2047(e)	500,000	505,621
Total Wisconsin		6,794,873
Total Municipal Bonds		102,912,618
Total Investments (Cost $109,614,917)—100.6%		103,192,648
Liabilities in Excess of Other Assets—(0.6%)		(658,753)
Net Assets—100.0%		$102,533,895

(a)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 4.6% of net assets as of July 31, 2024.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Security is in default.
(g)	Security is in forbearance as of July 31, 2024.

AMT	Alternative Minimum Tax
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2024 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.9%
ALABAMA—4.7%
Health Care Authority for Baptist Health, VRDN, Series B, 5.03%, 11/01/2042(a)	$15,657,000	$ 15,657,000
Industrial Development Board of the City of Mobile Alabama, VRDN, Series A, 3.70%, 04/01/2031(a)	2,100,000	2,100,000
Walker County Economic & Industrial Development Authority
VRDN, 4.20%, 08/01/2063(a)	100,000	100,000
VRDN, 4.25%, 08/01/2063(a)	770,000	770,000
West Jefferson Industrial Development Board, VRDN, 3.70%, 12/01/2038(a)	9,920,000	9,920,000
Wilsonville Industrial Development Board, VRDN, 3.70%, 12/01/2030(a)	4,700,000	4,700,000
Total Alabama		33,247,000
ARIZONA—1.7%
Cochise County Pollution Control Corp., 4.25%, 09/01/2024	2,200,000	2,200,108
Industrial Development Authority of the City of Phoenix Arizona, AMT, VRDN, Series D, 4.05%, 12/01/2035(a)	10,000,000	10,000,000
Total Arizona		12,200,108
ARKANSAS—4.1%
Arkansas Development Finance Authority, VRDN, Series B-4, 5.05%, 09/01/2044(a)	25,462,000	25,462,000
City of Lowell, VRDN, 3.60%, 10/01/2036(a)	3,330,000	3,330,000
Total Arkansas		28,792,000
CALIFORNIA—4.2%
California Community Choice Financing Authority, Series C, 5.00%, 10/01/2024	290,000	290,326
California Infrastructure & Economic Development Bank, VRDN, Series A, 3.95%, 01/01/2050(a)(b)	3,000,000	3,000,069
California Municipal Finance Authority
VRDN, Series A, 4.00%, 07/01/2041(a)	1,500,000	1,501,177
VRDN, Series A, 4.25%, 12/01/2044(a)	3,500,000	3,501,409
VRDN, Series B, 4.15%, 07/01/2051(a)	1,750,000	1,751,475
California Statewide Communities Development Authority
VRDN, (AGM), Series D, 3.79%, 07/01/2041(a)	1,475,000	1,475,000
VRDN, (AGM), Series E, 6.00%, 07/01/2040(a)	17,900,000	17,900,000
Total California		29,419,456
COLORADO—0.2%
E-470 Public Highway Authority, FRN, Series B, 3.92%, 09/01/2039(a)	1,500,000	1,500,116
CONNECTICUT—0.4%
Town of Colchester, 4.50%, 10/17/2024	2,500,000	2,504,598
FLORIDA—5.1%
Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 4.43%, 09/01/2032(a)	25,250,000	25,250,000
Shares or Principal Amount		Value

Miami-Dade County Industrial Development Authority, VRDN, 4.63%, 09/01/2027(a)	$10,000,000	$ 10,022,807
Orange County Health Facilities Authority, 5.00%, 08/01/2024	500,000	500,000
Total Florida		35,772,807
GEORGIA—4.0%
Bartow County Development Authority, VRDN, 4.30%, 11/01/2062(a)	3,300,000	3,300,000
Bartow-Cartersville Joint Development Authority, VRDN, Series A, 3.93%, 08/01/2033(a)(b)	12,000,000	12,000,000
Development Authority of Burke County
VRDN, 4.30%, 11/01/2052(a)	2,755,000	2,755,000
VRDN, Series 1st, 4.30%, 11/01/2048(a)	6,000,000	6,000,000
Development Authority Of Floyd County, VRDN, 4.30%, 09/01/2026(a)	3,000,000	3,000,000
Development Authority of Heard County, VRDN, 4.31%, 09/01/2026(a)	1,400,000	1,400,000
Total Georgia		28,455,000
ILLINOIS—1.2%
County of Lake, (Pre-refunded @ $100.000000, 11/01/2024), 5.45%, 05/01/2040	8,197,405	8,241,722
INDIANA—5.5%
Indiana Finance Authority
VRDN, 3.76%, 08/01/2030(a)	27,600,000	27,600,000
VRDN, 4.20%, 12/01/2037(a)	1,000,000	1,000,643
Tender Option Bond Trust Receipts/Certificates, Series 2024-MS0022, 3.69%, 03/01/2054(a)(b)	10,000,000	10,000,000
Total Indiana		38,600,643
IOWA—4.0%
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027	2,515,000	2,528,861
Iowa Finance Authority, VRDN, Series B, 3.84%, 12/01/2046(a)	25,400,000	25,400,000
Total Iowa		27,928,861
KANSAS—0.6%
City of Seneca, 5.00%, 09/01/2025	4,330,000	4,347,623
KENTUCKY—3.5%
County of Meade
AMT, VRDN, Series A-1, 4.70%, 08/01/2061(a)	24,800,000	24,800,000
AMT, VRDN, Series B-1, 4.80%, 08/01/2061(a)	100,000	100,000
Total Kentucky		24,900,000
MARYLAND—7.1%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2025	235,000	236,764
Maryland Industrial Development Financing Authority, VRDN, 5.50%, 03/01/2030(a)	49,905,000	49,905,000
Total Maryland		50,141,764

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2024 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
MICHIGAN—2.5%
Michigan State Housing Development Authority, VRDN, Series C, 3.70%, 10/01/2040(a)	$16,900,000	$ 16,900,000
Michigan Strategic Fund, AMT, VRDN, 4.13%, 08/01/2027	500,000	493,140
Total Michigan		17,393,140
MINNESOTA—0.8%
JPMorgan Chase Putters/Drivers Trust, VRDN, 4.55%, 10/09/2024(a)(b)	5,400,000	5,400,000
MISSISSIPPI—9.8%
Mississippi Business Finance Corp.
AMT, VRDN, 4.40%, 07/01/2025(a)	1,700,000	1,700,000
VRDN, 3.70%, 12/01/2027(a)	5,800,000	5,800,000
VRDN, Series 1, 4.45%, 11/01/2052(a)	730,000	730,000
VRDN, Series A, 4.76%, 11/01/2032(a)	61,150,000	61,150,000
Total Mississippi		69,380,000
MISSOURI—1.3%
Citizens Memorial Hospital District, Series A, 5.00%, 12/01/2026	9,000,000	9,002,086
NEVADA—0.4%
State of Nevada Department of Business & Industry
VRDN, 4.00%, 01/01/2050(a)(b)	1,500,000	1,500,095
VRDN, Series 2001-REMK, 4.15%, 12/01/2026(a)(b)	1,600,000	1,603,229
Total Nevada		3,103,324
NEW HAMPSHIRE—2.9%
New Hampshire Business Finance Authority
VRDN, Series A, 4.50%, 10/01/2033(a)	20,000,000	19,999,846
VRDN, Series B, 4.10%, 11/01/2064(a)	500,000	500,000
Total New Hampshire		20,499,846
NEW JERSEY—1.7%
Township of Weehawken
4.50%, 03/26/2025	4,476,000	4,482,753
4.50%, 07/03/2025	7,181,000	7,206,842
Total New Jersey		11,689,595
NEW YORK—1.4%
Metropolitan Transportation Authority, VRDN, Series D-2A, 4.10%, 11/01/2032(a)	200,000	200,000
Village of Johnson City, Series C, 4.50%, 09/27/2024	10,000,000	10,004,734
Total New York		10,204,734
NORTH CAROLINA—0.3%
Fayetteville State University, (AGM), 5.00%, 04/01/2026	470,000	481,821
North Carolina Medical Care Commission, VRDN, Series C, 4.00%, 10/01/2039(a)	1,795,000	1,795,000
Total North Carolina		2,276,821
OHIO—4.1%
Ohio State University, VRDN, Series D-1, 3.46%, 06/01/2035(a)	15,000,000	15,000,000
Shares or Principal Amount		Value

State of Ohio
VRDN, Series A, 3.90%, 01/15/2045(a)	$2,750,000	$ 2,750,000
VRDN, Series B, 3.90%, 01/15/2045(a)	11,575,000	11,575,000
Total Ohio		29,325,000
OKLAHOMA—1.4%
Oklahoma Development Finance Authority, VRDN, Series B, 4.25%, 08/15/2031(a)	9,735,000	9,735,000
OREGON—0.6%
Oregon Education Districts, Series A, 4.50%, 12/31/2024	4,105,000	4,123,869
PENNSYLVANIA—7.8%
Central Bradford Progress Authority, VRDN, Series D, 4.23%, 12/01/2041(a)	23,030,000	23,030,000
Montgomery County Higher Education & Health Authority, VRDN, Series D, 4.41%, 09/01/2050(a)	6,000,000	6,000,000
Pennsylvania Economic Development Financing Authority
VRDN, Series A, 4.10%, 04/01/2034(a)	1,250,000	1,250,497
VRDN, Series B-1, 4.10%, 04/01/2049(a)	2,000,000	2,000,795
VRDN, Series B-2, 4.15%, 04/01/2049(a)	1,250,000	1,251,053
Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 4.41%, 09/01/2045(a)	18,500,000	18,500,000
Philadelphia Authority for Industrial Development, VRDN, Series B, 4.41%, 09/01/2050(a)	3,200,000	3,200,000
Total Pennsylvania		55,232,345
SOUTH CAROLINA—0.6%
County of Berkeley, VRDN, Series A, 3.97%, 03/01/2029(a)	4,105,000	4,105,000
South Carolina Jobs-Economic Development Authority, VRDN, Series C, 4.05%, 05/01/2048(a)	205,000	205,000
Total South Carolina		4,310,000
TENNESSEE—0.7%
Chattanooga Health Educational & Housing Facility Board, VRDN, Series C, 3.75%, 05/01/2039(a)	4,680,000	4,680,000
Metropolitan Government Nashville & Davidson County Industrial Development Board, VRDN, 4.25%, 08/01/2031(a)	350,000	348,749
Total Tennessee		5,028,749
TEXAS—11.1%
City of Houston Hotel Occupancy Tax & Special Revenue, 4.00%, 09/01/2025	425,000	428,018
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 4.11%, 11/15/2046(a)	20,000,000	20,000,000
Mission Economic Development Corp.
VRDN, 4.05%, 01/01/2026(a)	3,000,000	3,000,000
VRDN, Series A, 4.05%, 05/01/2050(a)	2,000,000	2,000,000
Port of Corpus Christi Authority of Nueces County
VRDN, 4.30%, 01/01/2030(a)(b)	1,200,000	1,200,000
VRDN, Series A, 4.35%, 07/01/2029(a)(b)	18,200,000	18,200,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2024 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
TEXAS (continued)
Port of Port Arthur Navigation District
VRDN, 4.30%, 04/01/2040(a)	$7,800,000	$ 7,800,000
VRDN, 4.30%, 04/01/2040(a)	6,350,000	6,350,000
VRDN, 4.30%, 04/01/2040(a)	7,500,000	7,500,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2021-MS0002, 2.20%, 06/15/2056(a)(b)	7,000,000	7,000,000
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2024	3,100,000	3,117,620
5.00%, 12/15/2025	1,500,000	1,521,728
Total Texas		78,117,366
WASHINGTON—2.6%
Washington Health Care Facilities Authority, VRDN, Series B1, 5.00%, 08/01/2049(a)	18,635,000	18,635,000
WEST VIRGINIA—3.6%
West Virginia Economic Development Authority, VRDN, Series A, 3.71%, 02/01/2036(a)	7,300,000	7,300,000
West Virginia Hospital Finance Authority, VRDN, Series E, 4.22%, 06/01/2033(a)	18,345,000	18,345,000
Total West Virginia		25,645,000
Total Municipal Bonds		705,153,573
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	3	$ 3
Total Short-Term Investment		3
Total Investments (Cost $705,159,054)—99.9%		705,153,576
Other Assets in Excess of Liabilities—0.1%		908,410
Net Assets—100.0%		$706,061,986

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

AMT	Alternative Minimum Tax
FRN	Floating Rate Note
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Notes to Statement of Investments
July 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars .
a.    Security Valuation:
The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
41

Notes to Statement of Investments  (concluded)
July 31, 2024 (unaudited)

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
42